CREDIT SUISSE
INSTITUTIONAL FUNDS

                                                               [GRAPHIC OMITTED]
                                                               [SUISSE LOGO]

INTERNATIONAL GROWTH FUND

U.S. CORE EQUITY FUND

U.S. CORE FIXED INCOME FUND


                          AUGUST 31, 2000 ANNUAL REPORT


More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

       From time to time, the Funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

       Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

       The views of the Funds' management are as of the date of the letters and portfolio holdings described in this document are as of August 31, 2000; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

       Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

                 P.O. BOX 8500, BOSTON, MA 02266-8500
                             800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        CSIUS-2-0800

================================================================================
         CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                      PORTFOLIO MANAGERS' LETTER

                                                              September 25, 2000

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional International Growth Fund (the "Fund") for the fiscal year ended August 31, 2000.

At August 31, 2000, the net asset value ("NAV") of the Fund's shares was $23.61, compared to an NAV of $23.47 at August 31, 1999. As a result, the Fund's shares' total return was 17.8%, assuming the reinvestment of dividends and distributions totaling $4.10 per share. By comparison, the MSCI EAFE Index1 ("EAFE Index") returned 9.6% during the same period.

The Fund performed significantly better than its EAFE benchmark both in terms of stock selection and country weightings. In general, this was due to our emphasis on companies in "New Economy" (i.e., information-based) industries such as technology and telecommunications, whose prospects we considered especially bright.

New Economy stocks were notably strong during the fourth quarter of 1999, a period in which many of the world's central banks pumped fresh money into the financial system out of concern that Y2K-related factors might cause shortages of cash. Much of this extra liquidity found its way into the equity markets and rode the upward momentum of New Economy names.

Relative returns in the Fund's fiscal year were strongest, by far, in Europe and Japan.


(BULLET) EUROPE. Our European positions were successful on the Continent as well as in the U.K. Among Continental markets, we did best in Germany, where we owned shares in leading banks that benefited from consolidation trends and key tax reforms; Sweden, in which we held a major telecommunications equipment producer whose stock excelled; and France, which we overweighted because its economy was growing the fastest with the lowest inflation among the major Continental nations.

         By contrast, we chose to underweight the U.K. for much of the period as a result of its unfavorable macroeconomic backdrop and our belief that opportunities were more plentiful on the Continent. This stance proved correct, as the U.K. generated one of the period's lowest returns among top European markets.

(BULLET) JAPAN. In Japan, we chose to highlight New Economy names based on our conviction that they offered the best potential for growth in an economic environment that was frustratingly sluggish. Our Japanese exposure focused on some of the large-capitalization technology and telecommunications companies that were regarded as being in the forefront of the nation's transition to the New Economy. We also achieved good gains among a carefully selected group of smaller tech and telecom names.

The most negative impact on the Fund's overall return came from our positioning in a few Asian markets. We remained overweight in Japan well into 2000, for example, when much of the late-1999 appreciation in big Japanese New Economy stocks was reversed. We also included exposure to non-EAFE countries like South Korea and Taiwan (both of which underperformed) and selected stocks ineffectively in Hong Kong.

As other developments occur in the international equity markets or at Credit Suisse Asset Management, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management International Equities Management Team

Steven D. Bleiberg, Managing Director
Richard W. Watt, Head of Emerging Markets and Managing Director
Emily Alejos, Director
Robert B. Hrabchak, Director
Alan Zlatar, Vice President

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

================================================================================
              CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

Comparison of Change in Value of $10,000 Investment in the Credit Suisse Institutional International Growth Fund and the MSCIEAFE Index1 from Inception (9/30/92) and at each Quarter End. (Unaudited)



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Warburg Pincus
          (International Growth)
           Institutional Shares      MSCI EAFE Index 1
10/01/92          10000                   10000
11/30/92          9947                    9565
02/28/93          10173                   9903
05/31/93          11520                   12038
08/31/93          12487                   12926
11/30/93          12447                   11887
02/28/94          14154                   12785
05/31/94          13349                   13672
08/31/94          14264                   14330
11/30/94          13432                   13652
02/28/95          11741                   13172
05/31/95          12834                   14347
08/31/95          13115                   14402
11/30/95          12849                   14686
02/29/96          13849                   15392
05/31/96          14426                   15879
08/31/96          14008                   15535
11/30/96          14701                   16413
02/28/97          15165                   15890
05/31/97          15940                   17076
08/31/97          16240                   16942
11/30/97          16693                   16348
02/28/98          18790                   18350
05/31/98          20828                   18973
08/31/98          18958                   16918
11/30/98          19651                   19036
02/28/99          19923                   19259
05/31/99          19537                   19801
08/31/99          21588                   21262
11/30/99          24697                   23055
02/28/00          26757                   24161
05/31/00          25346                   23197
08/31/00          25422                   23394

                                 Average Annual
                                 Total Returns
                     for the Periods Ended August 31, 2000
                              One Year       17.81%
                              Three Years    16.13%
                              Five Years     14.16%
                              From Inception
                              (9/30/92)      12.50%

Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International & Co., Incorporated.

================================================================================
              CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2000


                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------

COMMON STOCKS -- 97.0%
AUSTRALIA -- 2.7%
  BANKS -- 0.8%
   National Australia Bank, Ltd. ........     264,449  $  3,881,220
                                                       ------------
  DIVERSIFIED FINANCIALS -- 0.7%
   Lend Lease Corp., Ltd. ...............     287,829     3,401,274
                                                       ------------
  MATERIALS -- 0.3%
   Broken Hill Proprietary Co., Ltd. ....     159,400     1,746,946
                                                       ------------
  MEDIA -- 0.4%
   News Corp., Ltd. .....................     170,779     2,232,624
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.5%
   Cable & Wireless Optus, Ltd.** .......     953,343     2,544,976
                                                       ------------
   TOTAL AUSTRALIA ......................                13,807,040
                                                       ------------
BRAZIL -- 0.8%
  ENERGY -- 0.3%
   Petroleo Brasileiro S.A. ADR .........      33,500     1,027,398
   Petroleo Brasileiro S.A. ADR .........      14,900       474,006
                                                       ------------
                                                          1,501,404
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.5%
   Telecomunicacoes Brasileiras S.A.
     Pfd. Block ADR .....................      26,400     2,422,200
                                                       ------------
   TOTAL BRAZIL .........................                 3,923,604
                                                       ------------
FINLAND -- 3.6%
  MATERIALS -- 0.6%
   UPM-Kymmene Oyj ......................     107,542     2,720,077
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 2.4%
   Nokia Oyj ............................     280,067    12,292,661
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.6%
   Sonera Oyj ...........................      92,943     3,106,886
                                                       ------------
   TOTAL FINLAND                                         18,119,624
                                                       ------------
FRANCE -- 15.2%
  AUTOMOBILES & COMPONENTS -- 0.8%
   Renault S.A. .........................      91,392     3,978,052
                                                       ------------
  BANKS -- 2.3%
   Banque Nationale de Paris ............     127,563    11,737,778
   Banque Nationale de Paris
     CVG ................................      17,620        80,674
                                                       ------------
                                                         11,818,452
                                                       ------------
  ENERGY -- 2.9%
   Total Fina S.A. Cl. B ................      98,982    14,704,610
                                                       ------------
  FOOD BEVERAGE & TOBACCO -- 0.8%
   Groupe Danone ........................      29,600     4,047,332
                                                       ------------

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------
  FRANCE -- (CONTINUED)
  INSURANCE -- 1.1%
   AXA S.A. .............................      38,695  $  5,514,539
                                                       ------------
  MEDIA -- 1.6%
   Canal Plus ...........................      49,203     8,044,409
                                                       ------------
  PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
   Aventis S.A. .........................         170        12,771
                                                       ------------
  RETAILING -- 1.3%
   Pinault-Printemps-Redoute S.A.# ......      34,582     6,545,557
                                                       ------------
  SOFTWARE & SERVICES -- 0.6%
   Cap Gemini S.A. ......................      15,248     3,185,676
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 3.1%
   Alcatel ..............................     144,981    11,864,671
   STMicroelectronics N.V. ..............      58,693     3,600,445
                                                       ------------
                                                         15,465,116
                                                       ------------
  UTILITIES -- 0.7%
   Suez Lyonnaise des Eaux S.A. .........      24,085     3,573,747
                                                       ------------
   TOTAL FRANCE .........................                76,890,261
                                                       ------------
GERMANY -- 12.6%
  BANKS -- 4.2%
   Deutsche Bank AG .....................     191,801    16,779,028
   HypoVereinsbank ......................      76,251     4,457,200
                                                       ------------
                                                         21,236,228
                                                       ------------
  CAPITAL GOODS -- 2.4%
   Preussag AG ..........................      99,405     3,371,503
   Siemens AG ...........................      52,473     8,467,074
                                                       ------------
                                                         11,838,577
                                                       ------------
  INSURANCE -- 1.9%
   Muenchener Rueckversicherung-
     Gesellschaft AG ....................      35,317    9,702,041
                                                       ------------
  SOFTWARE & SERVICES -- 2.4%
   Systeme, Anwendungen, Produkte
     in der Datenverarbeitung AG ........      28,378     5,550,413
   Systeme, Anwendungen, Produkte
     in der Datenverarbeitung AG Pfd. ...      26,591     6,761,165
                                                       ------------
                                                         12,311,578
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.3%
   Deutsche Telekom AG ..................      37,743     1,459,643
                                                       ------------
  UTILITIES -- 1.4%
   E.On AG ..............................     145,226     6,959,114
                                                       ------------
   TOTAL GERMANY ........................                63,507,181
                                                       ------------


                 See Accompanying Notes to Financial Statements.

================================================================================

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------


HONG KONG -- 3.5%
  BANKS -- 0.6%
   HSBC Holdings plc ....................     227,600  $  3,239,322
                                                       ------------
  DIVERSIFIED FINANCIALS -- 0.6%
   Hutchison Whampoa, Ltd. ..............     205,000     2,891,381
                                                       ------------
  MEDIA -- 0.2%
   Television Broadcasts, Ltd. ..........     160,000       904,727
                                                       ------------
  REAL ESTATE -- 1.2%
   Cheung Kong (Holdings), Ltd. .........     187,000     2,433,697
   Sun Hung Kai Properties, Ltd. ........     265,000     2,522,907
   China Resources Enterprise, Ltd. .....     898,000     1,335,652
                                                       ------------
                                                          6,292,256
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.9%
   China Mobile (Hong Kong), Ltd.
     ADR** ..............................      85,800     3,308,663
   Pacific Century CyberWorks, Ltd. .....     678,297     1,261,092
                                                       ------------
                                                          4,569,755
                                                       ------------
   TOTAL HONG KONG ......................                17,897,441
                                                       ------------
ISRAEL -- 0.0%
  TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
   Geotek Communications, Inc.
     Series M** .........................         600             0
                                                       ------------
   TOTAL ISRAEL .........................                         0
                                                       ------------
ITALY -- 4.3%
  BANKS -- 1.2%
   Istituto Bancario San Paolo di Torino
     S.p.A. .............................     356,789     6,337,643
                                                       ------------
  INSURANCE -- 1.6%
   Assicurazioni Generali S.p.A. ........     261,387     8,052,080
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.8%
   Tecnost S.p.A.** .....................   1,176,070     4,004,541
                                                       ------------
  TRANSPORTATION -- 0.7%
   Concessioni e Costruzioni Autostrade
     S.p.A. .............................     494,735     3,395,555
                                                       ------------
   TOTAL ITALY ..........................                21,789,819
                                                       ------------
JAPAN -- 17.9%
  AUTOMOBILES & COMPONENTS -- 1.4%
   Denso Corp. ..........................      99,831     4,343,883
   Mitsubishi Motors Corp. ..............     225,000       717,391
   Toyota Motor Corp. ...................      77,000     1,826,863
                                                       ------------
                                                          6,888,137
                                                       ------------

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------
  JAPAN -- (CONTINUED)
  BANKS -- 1.6%
   Bank of Tokyo - Mitsubishi,
     Ltd. (The) .........................     173,000  $  2,118,771
   Sakura Bank, Ltd. (The) ..............     187,000     1,392,377
   Sanwa Bank, Ltd. (The) ...............     142,000     1,343,613
   Sumitomo Bank, Ltd. (The) ............     173,000     2,141,483
   Sumitomo Trust & Banking .............     183,000     1,290,517
                                                       ------------
                                                          8,286,761
                                                       ------------
  CAPITAL GOODS -- 1.6%
   Daikin Industries, Ltd. ..............      69,000     1,387,941
   Fanuc, Ltd. ..........................      12,500     1,359,761
   Kubota Corp. .........................     522,000     1,683,928
   Mitsubishi Corp. .....................     114,000       833,862
   SMC Corp. ............................       7,500     1,329,284
   Sumitomo Electric Industries, Ltd. ...      78,000     1,440,972
                                                       ------------
                                                          8,035,748
                                                       ------------
  COMMERCIAL SERVICES & SUPPLIES -- 0.2%
   Dai Nippon Printing Co., Ltd. ........      65,000     1,023,431
                                                       ------------
  CONSUMER DURABLES & APPAREL -- 1.7%
   Fuji Photo Film Co. ..................      25,000       895,567
   Matsushita Electric Industrial Co.,
     Ltd. ...............................      91,000     2,491,833
   Nintendo Co., Ltd. ...................       4,900       847,328
   Olympus Optical Co., Ltd. ............      55,000       964,493
   Pioneer Corp. ........................      23,000       970,588
   Sony Corp. ...........................      15,700     1,752,029
   WORLD Co., Ltd. ......................      18,900       576,023
                                                       ------------
                                                          8,497,861
                                                       ------------
  DIVERSIFIED FINANCIALS -- 1.1%
   Daiwa Securities Group, Inc. .........      75,000       935,422
   Hitachi Credit Corp. .................      51,200     1,344,382
   Nikko Securities Co., Ltd. (The) .....      72,000       694,772
   Orix Corp. ...........................      19,500     2,596,675
                                                       ------------
                                                          5,571,251
                                                       ------------
  FOOD & DRUG RETAILING -- 0.1%
   Seven-Eleven Japan Co., Ltd. .........       9,000      578,133
                                                       ------------
  FOOD BEVERAGE & TOBACCO -- 0.9%
   Ajinomoto Co., Inc. ..................      84,000       910,609
   Kirin Brewery Co., Ltd. ..............      93,000     1,020,384
   Nippon Meat Packers, Inc. ............      76,000       967,850
   Nissin Food Products Co., Ltd. .......      35,300       920,268
   Takara Shuzo Co., Ltd. ...............      36,000       786,598
                                                       ------------
                                                          4,605,709
                                                       ------------
  ENERGY -- 0.2%
   Nippon Mitsubishi Oil Corp. ..........     162,000       920,624
                                                       ------------


                 See Accompanying Notes to Financial Statements.

================================================================================

                                              NUMBER
                                             OF SHARES     VALUE
                                             --------- ------------

JAPAN -- (CONTINUED)
  HEALTH CARE EQUIPMENT & SERVICES -- 0.2%
   Terumo corp. ..........................     40,000  $  1,106,564
                                                       ------------
  HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
   Kao Corp. .............................     33,000       906,726
                                                       ------------
  MATERIALS -- 1.0%
   Kaneka Corp. ..........................    127,000     1,400,573
   Mitsui Chemicals Industries ...........    211,000     1,070,470
   Shin-Etsu Chemical Co. ................     28,000     1,375,891
   Sumitomo Chemical Co., Ltd. ...........    291,000     1,353,535
                                                       ------------
                                                          5,200,469
                                                       ------------
  MEDIA -- 0.8%
   Fuji Television Network, Inc. .........        131     1,830,426
   Tokyo Broadcasting System, Inc. .......     60,000     2,149,361
                                                       ------------
                                                          3,979,787
                                                       ------------
  PHARMACEUTICALS & BIOTECHNOLOGY -- 0.8%
   Chugai Pharmaceutical Co., Ltd. .......     75,000     1,336,317
   Takeda Chemical Industries ............     21,000     1,242,634
   Yamanouchi Pharmaceutical Co.,
     Ltd. ................................     28,000     1,386,394
                                                       ------------
                                                          3,965,345
                                                       ------------
  RETAILING -- 0.4%
   Ito-Yokado Co., Ltd. ..................     18,000       894,629
   Mauri Co., Ltd. .......................     61,000       961,595
                                                       ------------
                                                          1,856,224
                                                       ------------
  SOFTWARE & SERVICES -- 0.3%
   NTT Data Corp. ........................        133     1,471,731
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 3.4%
   Canon, Inc. ...........................     42,000     1,878,721
   Fujitsu Limited .......................     56,000     1,622,711
   Kyocera Corp. .........................     19,100     3,410,319
   Matsushita Communication
     Industrial Co., Ltd. ................     16,300     2,254,625
   Murata Manufacturing Co., Ltd. ........     12,550     1,921,873
   Omron Corp. ...........................     64,000     1,590,452
   Rohm Co., Ltd. ........................      7,200     2,049,207
   SECOM Co., Ltd. .......................     14,000     1,020,102
   Toshiba Corp. .........................    174,000     1,711,668
                                                       ------------
                                                         17,459,678
                                                       ------------
  TELECOMMUNICATION SERVICES -- 1.7%
   DDI Corp. .............................        382     3,009,105
   Nippon Telegraph & Telephone ..........        285     3,394,246
   NTT DoCoMo, Inc. ......................         95     2,512,276
                                                       ------------
                                                          8,915,627
                                                       ------------
  TRANSPORTATION -- 0.2%
   Yamato Transport Co., Ltd. ............     47,000     1,024,744
                                                       ------------

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------
  JAPAN -- (CONTINUED)
  UTILITIES -- 0.1%
   Tokyo Electric Power Co., (The) .......     18,700  $    418,239
                                                       ------------
   Total Japan ...........................               90,712,789
                                                       ------------
MEXICO -- 0.8%
  MEDIA -- 0.2%
   Grupo Televisa S.A. GDR ...............     15,400       997,150
                                                       ------------
  MATERIALS -- 0.1%
   Cemex S.A. de C.V. ADR ................     23,176       543,188
                                                       ------------
  RETAILING -- 0.1%
   Wal-Mart de Mexico S.A. de C.V.
     ADR** ...............................     21,800       548,244
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.4%
   Telefonos de Mexico S.A. de C.V.
     Cl. L ADR ...........................     33,200     1,807,325
                                                       ------------
   TOTAL MEXICO ..........................                3,895,907
                                                       ------------
NETHERLANDS -- 8.4%
  DIVERSIFIED FINANCIALS -- 2.4%
   Fortis (NL) N.V. ......................    106,896     3,294,854
   ING Groep N.V. ........................    134,808     9,036,658
                                                       ------------
                                                         12,331,512
                                                       ------------
  FOOD & DRUG RETAILING -- 0.8%
   Koninklijke Ahold N.V. ................    139,680     3,951,439
                                                       ------------
  FOOD BEVERAGE & TOBACCO -- 0.4%
   Koninklijke Numico N.V. ...............     34,604     1,750,489
                                                       ------------
  MATERIALS -- 0.5%
   Akzo Nobel N.V. .......................     61,137     2,707,332
                                                       ------------
  MEDIA -- 0.6%
   VNU Verenigd Bezit ....................     58,757     3,134,236
                                                       ------------
  SOFTWARE & SERVICES -- 0.6%
   World Online International
     N.V.** ..............................    212,112     2,979,498
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 2.4%
   Koninklijke (Royal) Philips
     Electronics N.V. ....................    248,992    12,130,726
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.7%
   Koninklijke KPN N.V. ..................     55,577     1,482,798
   United Pan-Europe Communications
     N.V.** ..............................     75,740     1,852,408
                                                       ------------
                                                          3,335,206
                                                       ------------
   TOTAL NETHERLANDS .....................               42,320,438
                                                       ------------


                 See Accompanying Notes to Financial Statements.

================================================================================

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------

PORTUGAL -- 0.5%
  TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
   PT Multimedia - Servicos de
     Telecomunicacoes e Multimedia
     SGPS S.A.** .........................         15  $        572
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.5%
   Portugal Telecom S.A. .................    234,445     2,442,808
                                                       ------------
   TOTAL PORTUGAL ........................                2,443,380
                                                       ------------
SINGAPORE -- 0.3%
  MEDIA -- 0.1%
   Singapore Press Holdings, Ltd. ........     18,000       289,675
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
   Chartered Semiconductor
     Manufacturing, Ltd.** ...............     33,189       277,661
   SembCorp Industries, Ltd. .............    128,000       136,832
   Singapore Technologies Engineering,
     Ltd. ................................    203,000       273,617
   Venture Manufacturing (Singapore),
     Ltd. ................................     18,300       233,901
                                                       ------------
                                                            922,011
                                                       ------------
  TRANSPORTATION -- 0.0%
   Singapore Airlines, Ltd. ..............     21,000       202,528
                                                       ------------
   TOTAL SINGAPORE .......................                1,414,214
                                                       ------------
SOUTH KOREA -- 1.1%
  TECHNOLOGY HARDWARE & EQUIPMENT -- 0.5%
   Samsung Electronics GDR ...............     20,918     2,635,668
                                                       ------------
  TELECOMMUNICATION SERVICES -- 0.6%
   Korea Telecom Corp. ADR ...............     81,100     3,071,663
                                                       ------------
   TOTAL SOUTH KOREA .....................                5,707,331
                                                       ------------
SPAIN -- 2.7%
  BANKS -- 1.0%
   Banco Santander Central Hispano
     S.A. ................................    491,412     5,286,302
                                                       ------------
  TELECOMMUNICATION SERVICES -- 1.7%
   Telefonica S.A. .......................    437,402     8,399,537
                                                       ------------
   TOTAL SPAIN ...........................               13,685,839
                                                       ------------
SWEDEN -- 2.3%
  INSURANCE -- 0.7%
   Skandia Forsakrings AB ................    174,490     3,531,879
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 1.6%
   Telefonaktiebolaget L.M. Ericsson
     Cl. B ...............................    406,688     8,210,286
                                                       ------------
   TOTAL SWEDEN ..........................               11,742,165
                                                       ------------

                                             NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------
SWITZERLAND -- 5.7%
  BANKS -- 1.4%
   United Bank of Switzerland S.A. .......     47,429  $  6,900,120
                                                       ------------
  CAPITAL GOODS -- 0.7%
   ABB AG - Bearer .......................     34,230     3,830,683
                                                       ------------
  FOOD BEVERAGE & TOBACCO -- 0.7%
   Nestle S.A. ...........................      1,596     3,438,443
                                                       ------------
  INSURANCE -- 1.0%
   Zurich Allied AG ......................      9,890     5,091,238
                                                       ------------
  PHARMACEUTICALS & BIOTECHNOLOGY -- 1.9%
   Novartis AG Registered Shares .........      3,270     4,943,087
   Roche Holding AG ......................        510     4,565,932
                                                       ------------
                                                          9,509,019
                                                       ------------
   TOTAL SWITZERLAND .....................               28,769,503
                                                       ------------
TAIWAN -- 1.7%
  TECHNOLOGY HARDWARE & EQUIPMENT -- 1.7%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.
     ADR** ...............................    244,200     8,547,000
                                                       ------------
   TOTAL TAIWAN ..........................                8,547,000
                                                       ------------
UNITED KINGDOM -- 12.9%
  BANKS -- 0.8%
   LLoyds TSB Holdings Group plc .........    407,396     3,841,092
                                                       ------------
  ENERGY -- 2.8%
   BP Amoco plc ..........................    650,212     5,964,899
   Shell Transport & Trading Co. plc .....    955,703     8,176,421
                                                       ------------
                                                         14,141,320
                                                       ------------
  INSURANCE -- 1.1%
   CGNU plc ..............................    243,210     3,751,028
   Legal & General Group plc .............    691,022     1,779,624
                                                       ------------
                                                          5,530,652
                                                       ------------
  MEDIA -- 1.2%
   Reuters Group plc .....................    160,588     3,224,446
   WPP Group plc .........................    190,730     2,714,069
                                                       ------------
                                                          5,938,515
                                                       ------------
  PHARMACEUTICALS & BIOTECHNOLOGY -- 2.5%
   Glaxo Wellcome ........................    228,344     6,581,685
   SmithKline Beecham plc ................    486,930     6,358,636
                                                       ------------
                                                         12,940,321
                                                       ------------
  TECHNOLOGY HARDWARE & EQUIPMENT -- 1.6%
   Marconi plc ...........................    465,109     8,269,685
                                                       ------------


                 See Accompanying Notes to Financial Statements.

================================================================================

        CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND (CONCLUDED)


                                              NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------

UNITED KINGDOM -- (CONTINUED)
  TELECOMMUNICATION SERVICES -- 2.9%
   British Telecommunications plc             449,306  $  5,720,227
   Vodafone Group plc                       2,254,014     9,125,460
                                                       ------------
                                                         14,845,687
                                                       ------------
   TOTAL UNITED KINGDOM                                  65,507,272
                                                       ------------
   TOTAL COMMON STOCKS
     (Cost $449,888,042)                               $490,680,808
                                                       ------------

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
SHORT-TERM INVESTMENT -- 1.0%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     5.710%09/01/00                         $   4,891  $  4,891,000
                                                       ------------
     (COST $4,891,000)

   TOTAL INVESTMENTS -- 98.0%
     (COST $454,779,042*)                              $495,571,808

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 2.0%                              10,342,455
                                                       ------------
   TOTAL NET ASSETS -- 100.0%                          $505,914,263
                                                       ============


* Cost for Federal income tax purposes at August 31, 2000 is $463,100,801. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ............................$ 72,299,552
        Gross Depreciation ............................ (39,828,545)
                                                       ------------
        Net Appreciation ..............................$ 32,471,007
                                                       ============
** Non-income producing securities.
 # Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS

 ADR American Depository Receipt ..................American Depository Receipt
 GDR Global Depository Receipt ....................Global Depository Receipt



                 See Accompanying Notes to Financial Statements.

================================================================================

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                              September 25, 2000

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Equity Fund (the "Fund") for the fiscal year ended August 31, 2000.

At August 31, 2000, the net asset value ("NAV") of the Fund's shares was $20.59, compared to an NAV of $19.58 on August 31, 1999. The Fund's shares' total return was thus 22.9% (assuming the reinvestment of dividends and distributions totaling $3.06 per share). By comparison, the Standard & Poor's 500 Index1 (the "Index") returned 16.3% during the same period.

The Fund outperformed the Index benchmark during the fiscal year due to a positive combination of market conditions and our emphasis on stock selection using fundamental factors that our research concluded would be most effective. These factors included:

(BULLET) FINANCIAL CONDITION. Our analysis projected that companies whose financial condition was strong and improving would perform well. Among numerous criteria of financial condition, we successfully focused on companies with the best net profit margins within their competitive universe, relatively low debt levels and earnings estimates that were being revised upward.

(BULLET) RELATIVE STRENGTH. Our indicators of relative strength -- in other words, the strength of a stock's price momentum compared to that of the market as a whole -- performed at historically high levels late in 1999. This was especially noteworthy in the context of the late 1999-early 2000 market environment, when traders were piling into stocks that had recently performed well. Emphasizing this factor proved beneficial to the Fund's overall performance accordingly.

(BULLET) EARNINGS MOMENTUM. In an environment in which U.S. macroeconomic growth was slowing, we correctly highlighted companies whose earnings growth not only was showing above-average momentum, but also was driven by solid underlying fundamentals rather than questionable accounting treatments.

Although our investment discipline does not significantly overweight or underweight industry sectors relative to the benchmark, results during the period were particularly strong within certain sectors. Most prominent among these were consumer cyclicals (e.g., retailers like WalMart and Kohl's); financial services (e.g., Lehman Brothers, J.P. Morgan, Merrill Lynch); technology (e.g., Cisco Systems, Nortel Networks, EMC); and wireless telecommunications (e.g., Nextel, Sprint).

Stock selection was least effective in two ways. First, we bought certain stocks because we thought their dividend yields were relatively high and were likely to return to more normal levels as share prices rose; unfortunately for the Fund's return, this did not occur as we had anticipated. Second, our choices within the health care sector included large pharmaceutical manufacturers like Bristol-Myers Squibb, Eli Lilly and Merck, all of which experienced weakness in response to health care legislation advocated by the leading presidential candidates. They additionally suffered from uncertainty regarding their patent portfolios, which came under legal attack from competitors wishing to produce generic copies.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Structured Equities Management Team

William W. Priest, Jr., Chairman/Americas and Managing Director
Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

================================================================================

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND AND THE S&P 500 INDEX1 FROM INCEPTION (9/1/94) AND AT EACH QUARTER END. (UNAUDITED)



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Warburg Pincus
                  (US Core Equity)
                        Fund        S&P 500Index 1
09/01/94                10000           10000
11/30/94                9553            9610
02/28/95                10251           10397
05/31/95                11103           11452
08/31/95                11975           12138
11/30/95                12746           13155
02/29/96                13940           13995
05/31/96                14383           14709
08/31/96                14080           14411
11/30/96                16150           16820
02/28/97                16786           17653
05/31/97                17943           19030
08/31/97                19476           20261
11/30/97                20466           21612
02/28/98                22899           23827
05/31/98                23112           24865
08/31/98                20097           21899
11/30/98                24804           26725
02/28/99                26161           28530
05/31/99                27408           30093
08/31/99                27748           30617
11/30/99                29846           32306
02/29/00                31004           31874
05/31/00                32081           33244
08/31/00                34102           35616

                                 Average Annual
                                 Total Returns
                     for the Periods Ended August 31, 2000

                              One Year       22.90%
                              Three Years    20.53%
                              Five Years     23.28%
                              From Inception
                              (9/1/94)       22.65%


Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.



1 The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

================================================================================

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2000


                                              NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------


COMMON STOCKS -- 98.4%
AUTOMOBILES -- 3.9%
   Ford Motor Co. ........................     35,400  $    856,237
   General Motors Corp. ..................     24,800     1,790,250
                                                       ------------
                                                          2,646,487
                                                       ------------
BANKS -- 5.7%
   Bank of New York Co., Inc. ............     32,600     1,709,462
   Chase Manhattan Corp. .................     39,000     2,179,125
                                                       ------------
                                                          3,888,587
                                                       ------------
BROADCASTING -- 2.8%
   Comcast Corp. -- Special
     Class A .............................     51,600     1,922,100
                                                       ------------
CHEMICALS -- 1.0%
   Du Pont (E.I.) de Nemours & Co. .......     15,800       709,025
                                                       ------------
COMPUTER HARDWARE & BUSINESS MACHINES -- 2.3%
   Dell Computer Corp.** .................     35,400     1,544,325
                                                       ------------
COMPUTERS, SOFTWARE & SERVICES -- 18.0%
   EMC Corp.** ...........................     20,900     2,048,200
   Microsoft Corp.** .....................     47,500     3,316,094
   Oracle Corp.** ........................     37,500     3,410,156
   Sun Microsystems, Inc.** ..............     11,100     1,409,006
   Yahoo, Inc.** .........................     17,500     2,126,250
                                                       ------------
                                                         12,309,706
                                                       ------------
CONGLOMERATES -- 2.7%
   General Electric Co. ..................     31,800     1,866,262
                                                       ------------
ELECTRONICS -- 11.4%
   Cisco Systems** .......................     50,600     3,472,425
   Intel Corp. ...........................     45,500     3,406,812
   Texas Instruments, Inc. ...............     13,400       896,963
                                                       ------------
                                                          7,776,200
                                                       ------------
ENERGY & OIL EXPLORATION -- 4.4%
   Conoco, Inc. Class B ..................     34,400       898,700
   Exxon Mobil Corp. .....................     25,800     2,105,925
                                                       ------------
                                                          3,004,625
                                                       ------------
ENERGY RESERVES & PRODUCTION -- 3.4%
   Royal Dutch Petroleum Co. .............     37,800     2,312,887
                                                       ------------
FINANCIAL SERVICES -- 3.6%
   Bank of America Corp. .................     14,300       765,944
   J.P. Morgan & Co., Inc. ...............     10,000     1,671,875
                                                       ------------
                                                          2,437,819
                                                       ------------
FOOD & BEVERAGE -- 3.1%
   Anheuser-Busch Cos., Inc. .............     27,000     2,127,937
                                                       ------------
HEALTH CARE -- 4.6%
   Cigna Corp. ...........................     21,400     2,081,150
   Jefferson-Pilot Corp. .................     15,700     1,039,144
                                                       ------------
                                                          3,120,294
                                                       ------------
INDUSTRIAL PARTS -- 0.7%
   United Technologies Corp. .............      7,600       474,525
                                                       ------------
                                              NUMBER
                                            OF SHARES     VALUE
                                            ---------  ------------
INFORMATION SERVICES -- 1.2%
   Electronic Data Systems Corp. .........     17,100  $    851,794
                                                       ------------
METALS & MINING -- 1.7%
   Barrick Gold Corp. ....................     72,200     1,150,687
                                                       ------------
PHARMACEUTICALS -- 13.0%
   Biogen, Inc.** ........................     28,500     1,970,063
   Bristol-Myers Squibb Co. ..............     30,700     1,627,100
   Eli Lilly & Co. .......................     25,500     1,861,500
   Merck & Co. ...........................     21,800     1,523,275
   Pharmacia Corp. .......................     32,800     1,920,850
                                                       ------------
                                                          8,902,788
                                                       ------------
PUBLISHING -- 2.6%
   Gannett Company, Inc. .................     31,300     1,772,363
                                                       ------------
RETAIL -- BUILDING PRODUCTS -- 1.6%
   Home Depot, Inc. ......................     22,700     1,091,019
                                                       ------------
RETAIL -- GROCERY STORES -- 1.6%
   Kroger Co. ............................     48,000     1,089,000
                                                       ------------
SEMICONDUCTORS -- 1.2%
   National Semiconductor Corp.** ........     19,000       845,500
                                                       ------------
TELECOMMUNICATIONS -- 7.9%
   ADC Telecommunications, Inc.** ........     25,300     1,035,719
   BellSouth Corp. .......................     39,900     1,488,769
   QUALCOMM, Inc.** ......................     10,700       640,663
   WorldCom, Inc.** ......................     61,000     2,226,500
                                                       ------------
                                                          5,391,651
                                                       ------------
   TOTAL COMMON STOCKS
     (COST $60,232,139) ..................             $ 67,235,581
                                                       ------------
                                              Par
                                             (000)
                                             ------
SHORT TERM INVESTMENT -- 1.5%
   BBH Grand Cayman
     U.S. Dollar Time Deposit
     5.710% 09/01/00 .....................  $   1,036  $  1,036,000
                                                       ------------
     (COST $1,036,000)

   TOTAL INVESTMENTS -- 99.9%
     (COST $61,268,139*) .................             $ 68,271,581

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 0.1% ..............                   71,600
                                                       ------------
   TOTAL NET ASSETS -- 100.0% ............             $ 68,343,181
                                                       ============


* Cost for Federal income tax purposes at August 31, 2000 is $61,443,963. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation ..........................  $  9,942,157
        Gross Depreciation ..........................    (3,114,539)
                                                       ------------
        Net Appreciation ............................  $  6,827,618
                                                       ============
** Non-income producing securities.


                 See Accompanying Notes to Financial Statements.

================================================================================

             CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER

                                                              September 22, 2000

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Fixed Income Fund (the "Fund") for the fiscal year ended August 31, 2000.

At August 31, 2000, the net asset value ("NAV") of the Fund's shares was $14.95, compared to an NAV of $15.01 on August 31, 1999. Assuming the reinvestment of dividends and distributions totaling $0.99 per share, the institutional shares' total return was 6.4%. By comparison, the Lehman Brothers U.S. Aggregate Bond Index1 (the "Index") returned 7.6% during the same period.

We attribute the Fund's relative underperformance during the fiscal year to our emphasis on spread product (i.e., debt securities whose market valuation is driven by the difference, or spread, between their yields and those of U.S. Treasuries). Our approach of capitalizing on apparent market inefficiencies benefited the Fund's returns during the first half of the period. During the next few months, however, most non-government debt sectors underperformed, causing our results to lag those of the Index.

Much of the Fund's underperformance occurred during January through May, when the market environment suddenly strongly favored government bonds. This was initially due to the U.S. Treasury Department's announced buy-back of a small portion of its higher-cost, long-maturity debt. A combination of additional factors, including fears that the Federal Reserve would intensify interest-rate hikes, extreme volatility in global technology-related stocks and resulting flights to quality, contributed to a punishing climate for non-Treasuries. Lower-grade corporates and high yield issues, for example, substantially underperformed. Our exposure to the particularly weak finance sector especially hurt the Fund's performance.

We took steps during the first five months of 2000, however, that helped lessen the severity of negative market conditions on the Fund. Although it remained contrary to our investment strategy to liquidate large portions of the Fund to buy low-yielding governments--as well as extremely costly due to high transaction expenses--we initiated defensive posturing in January which we extended into April and May.

We emphasized liquidity as quality was selectively upgraded. For example, we continued to raise our weighting in agencies, higher-rated corporates and commercial mortgage-backed securities in an effort to reduce the portfolio's exposure to credit and event risks. This helped mitigate the impact of poor market conditions on the Fund's sector allocation and security selection.

In June, the environment for higher-risk sectors began to improve. Data reflected moderating economic growth, interest rates started to stabilize and lower quality debt sectors rebounded. Accordingly, the Fund's results started to recover. Indeed, the gap between the Fund's return and that of the Index narrowed considerably in the last three months of the fiscal year.

As developments occur in the fixed income markets or here at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management Fixed Income Management Team

Jo Ann Corkran, Managing Director
Gregg M. Diliberto, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director

================================================================================

             CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX1 FROM INCEPTION (3/31/94) AND AT EACH QUARTER END. (UNAUDITED)


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Warburg Pincus
                  US Core Fixed Income      Lehman Brothers
                  Institutional Shares   Aggregate Bond Index 1
04/01/94                10000                   10000
05/31/94                9913                    9919
08/31/94                10017                   10106
11/30/94                9812                    9926
02/28/95                10204                   10435
05/31/95                10864                   11058
08/31/95                11078                   11248
11/30/95                11475                   11677
02/29/96                11590                   11713
05/31/96                11464                   11542
08/31/96                11658                   11710
11/30/96                12328                   12386
02/28/97                12420                   12339
05/31/97                12567                   12502
08/31/97                13001                   12881
11/30/97                13327                   13322
02/28/98                13670                   13619
05/31/98                13898                   13867
08/31/98                14011                   14242
11/30/98                14381                   14581
02/28/99                14352                   14472
05/31/99                14489                   14471
08/31/99                14343                   14356
11/30/99                14638                   14575
02/29/00                14755                   14632
05/31/00                14641                   14776
08/31/00                15265                   15441

                                 Average Annual
                                 Total Returns
                     for the Periods Ended August 31, 2000
                              One Year       6.43%
                              Three Years    5.50%
                              Five Years     6.62%
                              From Inception
                              (3/31/94)      6.80%



Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.



1 The  Lehman  Brothers  U.S.  Aggregate  Bond Index is  composed  of the Lehman
  Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch's Investors' Service.

================================================================================

             CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2000

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

CORPORATE BONDS -- 27.3%
AEROSPACE & DEFENSE EQUIPMENT -- 0.1%
   Boeing Co.
     Debentures
     7.250% 06/15/25 .....................  $      10  $      9,813
   Raytheon Co.
     6.450% 08/15/02 .....................         15        14,789
   Sequa Corp.,
     Senior Notes
     9.000% 08/01/09 .....................        280       280,700
   United Technology Corp.
     6.625% 11/15/04 .....................         10         9,860
                                                       ------------
                                                            315,162
                                                       ------------
AUTOMOTIVE -- 0.1%
   Delco Remy International, Inc.,
     Guaranteed Senior Subordinate
     Notes
     10.625% 08/01/06 ....................        115       114,856
   Ford Motor Co.
     Global Notes
     7.450% 07/16/31 .....................         10         9,293
   Hayes Lemmerz International, Inc.,
     Senior Subordinate Notes
     8.250% 12/15/08 .....................        205       179,887
   Hayes Lemmerz International, Inc.,
     Series B Company Guaranteed Notes
     9.125% 07/15/07 .....................          5         4,625
                                                       ------------
                                                            308,661
                                                       ------------
BANKING -- 3.7%
   Bank of America Corp.
     Global Subordinate Notes
     7.800% 02/15/10 .....................      6,245     6,344,739
   Bay View Capital Corp.,
     Subordinate Notes
     9.125% 08/15/07 .....................      1,230       882,525
   Chase Manhattan Bank Corp.,
     Subordinate Notes
     6.500% 08/01/05 .....................        275       266,687
   Citicorp
     Subordinate Notes, Series F
     6.375% 11/15/08 .....................         55        51,701
   Deutsche Bank Financial,
     Rule 144A
     7.872%(DAGGER)(DAGGER)(DAGGER) ......      1,615     1,537,614
   First Republic Bank,
     Subordinate Notes
     7.750% 09/15/12 .....................      2,235     1,890,734
   National Westminster Bank,
     Subordinate Notes
     7.375% 10/01/09 .....................        495       490,248
   Swedbank,
     Rule 144A Perpetual Bonds
     9.000%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    4,680     4,706,985
                                                       ------------
                                                         16,171,233
                                                       ------------
                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
BROADCASTING -- 0.4%
   Belo (A.H.) Corp.,
     Senior Debentures
     7.250% 09/15/27 .....................  $      10  $      8,340
   Chancellor Media Corp.,
     Senior Subordinate Notes
     8.000% 11/01/08 .....................        180       182,925
   Fox/Liberty Networks L.L.C.,
     Registered Senior Notes
     8.875% 08/15/07 .....................      1,620     1,644,300
   Granite Broadcasting Corp.,
     Senior Subordinate Notes
     8.875% 05/15/08 .....................        130        98,150
                                                       ------------
                                                          1,933,715
                                                       ------------
BUILDING MATERIALS -- 0.1%
   Jackson Products, Inc.,
     Notes
     9.500% 04/15/05 .....................        355       332,369
                                                       ------------
CABLE -- 0.6%
   Coaxial Communications, Inc.,
     Company Guaranteed Notes
     10.000% 08/15/06 ....................        315       311,850
   CSC Holdings, Inc.,
     Senior Notes
     7.875% 12/15/07 .....................      1,205     1,187,748
     7.250% 07/15/08 .....................        360       339,473
   Diamond Cable Communications plc,
     Yankee Senior Discount Notes
     10.750% 02/15/07(DAGGER)(DAGGER) ....        480       372,000
   James Cable Partners L.P.,
     Senior Notes, Series B
     10.750% 08/15/04 ....................        170       148,750
   Videotron Holdings plc
     Yankee Senior Discount Notes
     11.000% 08/15/05 ....................         95       100,299
                                                       ------------
                                                          2,460,120
                                                       ------------
CHEMICALS -- 0.0%
   Huntsman ICI Chemicals
     Company Guaranteed Notes
     10.125% 07/01/09 ....................         10        10,225
   Lyondell Chemical, Inc.,
     Senior Secured Notes,
     Series A
     9.625% 05/01/07 .....................         90        91,687
     Series B
     9.875% 05/01/07 .....................        105       106,969
                                                       ------------
                                                            208,881
                                                       ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
   Scotts Company,
     Rule 144A
     Senior Subordinate Notes
     8.625% 01/15/09 .....................        200       197,000
                                                       ------------


                 See Accompanying Notes to Financial Statements.

================================================================================

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

ENERGY -- 2.8%
   Amerada Hess Corp.
     7.875% 10/01/29 .....................  $      10  $      9,962
   Bellwether Exploration,
     Company Guaranteed Notes
     10.875% 04/01/07 ....................         85        81,919
   Calpine Corp.
     Senior Notes
     8.625% 08/15/10 .....................        405       402,562
   Chesapeake Energy Corp.
     Series B Company Guaranteed
     9.625% 05/01/05 .....................        345       348,881
   Cilcorp, Inc.
     9.375% 10/15/29 .....................      1,390     1,533,797
   CMS Energy Corp.
     Senior Notes
     7.500% 01/15/09 .....................        380       343,576
   Crown Central Petroleum
     Senior Notes
     10.875% 02/01/05 ....................        170       150,450
   Duke Energy Field Services
     7.500% 08/16/05 .....................      2,190     2,191,791
   Enron Corp. Notes
     7.875% 06/15/03 .....................        985     1,002,254
   Gothic Production Corp.
     Series B Company Guaranteed
     11.125% 05/01/05 ....................        135       143,775
   Keyspan Gas East
     Unsubordinated Notes
     7.875% 02/01/10 .....................         10        10,133
   KN Energy, Inc.
     Reset Put Notes
     6.300% 03/01/01 .....................         10         9,947
   Korea Electric Power,
     Yankee Debentures
     7.000% 02/01/27 .....................      1,795     1,684,062
   Magnum Hunter Resources, Inc.,
     Company Guaranteed Notes
     10.000% 06/01/07 ....................        250       245,000
   NRG South Central L.L.C.,
     Rule 144A Senior Notes
     8.962% 03/15/16 .....................      1,950     2,011,708
   Ocean Energy, Inc.,
     Company Guaranteed
     8.375% 07/01/08 .....................        325      326,625
     Senior Notes
     7.875% 08/01/03 .....................        485       485,000
   Phillips Petroleum Global Notes
     8.500% 05/25/05 .....................        610       639,079
     8.750% 05/25/10 .....................        860       929,077
                                                       ------------
                                                         12,549,598
                                                       ------------
ENTERTAINMENT -- 1.0%
   Regal Cinemas, Inc.,
     Senior Subordinated Notes
     9.500% 06/01/08 .....................        100         9,000

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

   ENTERTAINMENT -- (CONTINUED)
   SFX Entertainment, Inc.,
     Senior Subordinated Notes,
     Series B, Company Guaranteed
     9.125% 02/01/08 .....................  $     870  $    914,587
   Time Warner, Inc.
     6.625% 05/15/29 .....................      1,360     1,161,667
     Debentures
     8.050% 01/15/16 .....................      2,273     2,327,118
                                                       ------------
                                                          4,412,372
                                                       ------------
FINANCIAL SERVICES -- 6.9%
   Abbey National Capital Trust I
     FLIRB
     8.963%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)      650       656,209
   American General Institutional
     Capital Trust Co.,
     Rule 144A Guaranteed Notes,
     Series B
     8.125% 03/15/46 .....................      1,060     1,038,770
   Associates Corp. of North America
     Debentures
     6.950% 11/01/18 .....................        590       538,653
   CIT Group, Inc.
     7.375% 03/15/03 .....................        990       991,589
   Conseco Finance Trust III
     8.796% 04/01/27 .....................      1,610       571,550
   Conseco, Inc.
     6.400% 02/10/03 .....................         10         6,350
   Conseco, Inc.
     9.000% 10/15/06 .....................      5,900     3,687,500
   ERAC Finance Co.,
     Rule 144A Notes
     7.950% 12/15/09 .....................        770       757,669
   Finova Capital Corp.
     7.125% 05/01/02 .....................        260       192,812
     7.250% 11/08/04 .....................      2,050     1,429,816
   Ford Motor Credit Co.
     Global Notes
     7.875% 06/15/10 .....................      3,105     3,121,037
   GE Global Insurance
     7.500% 06/15/10 .....................      2,360     2,388,296
   Industrial Credit & Investment Corp.,
     Rule 144A Yankee Medium
     Term Notes
     7.550% 08/15/07 .....................         40        37,778
   John Hancock Global Funding II,
     Rule 144A Notes
     7.900% 07/02/10 .....................      4,555     4,690,689
   Lehman Brothers Holdings, Inc.
     Global Notes
     6.625% 04/01/04 .....................      1,165     1,133,820
     8.250% 06/15/07 .....................        580       596,083


                See Accompanying Notes to Financial Statements.

================================================================================

                                                PAR
                                              (000)       VALUE
                                            ---------  ------------

FINANCIAL SERVICES -- (CONTINUED)
   Long Island Savings Bank, Inc.
     Notes
     7.000% 06/13/02 .....................  $     250  $    248,476
   Merrill Lynch & Co. Notes
     6.875% 11/15/18 .....................      1,430     1,313,740
   Morgan Stanley Dean Witter
     Global Notes
     7.750% 06/15/05 .....................      4,690     4,795,394
   Potomac Capital Investment Rule
     144A Notes
     7.550% 11/19/01 .....................        470       472,145
   Prudential Insurance Co. of America,
     Rule 144A
     Capital Notes
     6.875% 04/15/03 .....................      1,600     1,578,379
   Wells Fargo Co. MTN,
     Series G
     6.875% 08/08/06 .....................         10         9,857
                                                       ------------
                                                         30,256,612
                                                       ------------
FOOD & BEVERAGE -- 1.4%
   Archibald Candy Corp.,
     Guaranteed Senior Secured
     Notes
     10.250% 07/01/04 ....................        410       230,625
   Kroger Co.
     7.250% 06/01/09 .....................         15        14,292
     6.800% 12/15/18 .....................      1,715     1,465,076
     Senior Notes
     7.650% 04/15/07 .....................      2,325     2,294,789
   Pantry, Inc.,
     Senior Subordinate Notes
     10.250% 10/15/07 ....................         90        88,650
   Premier International Foods plc
     12.000% 09/01/09 ....................         90        76,050
   Safeway, Inc.
     7.250% 09/15/04 .....................      1,000       994,615
     Senior Notes
     6.850% 09/15/04 .....................        600       588,500
   Sbarro, Inc.,
     Rule 144A Senior Notes
     11.000% 09/15/09 ....................        260       272,350
                                                       ------------
                                                          6,024,947
                                                       ------------
HEALTH CARE -- 0.1%
   Fisher Scientific International
     Senior Subordinate Notes
     9.000% 02/01/08 .....................        350       325,500
                                                       ------------
INDUSTRIAL GOODS & MATERIALS -- 0.4%
   Motors & Gears, Inc.,
     Senior Notes, Series D
     10.750% 11/15/06 ....................        410       400,775
   Pinnacle Partners,
     Rule 144A Senior Notes
     8.830% 08/15/04 .....................      1,195     1,197,438
                                                       ------------
                                                          1,598,213

                                                       ------------
                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
PACKAGING & CONTAINERS -- 0.0%
   Crown Packaging Enterprises, Ltd.
     Yankee Senior Secured
     Discount Notes
     14.000% 08/01/06(DAGGER)(DAGGER) ....  $     550  $     16,500
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.1%
   Fort James Corp.
     Notes
     6.234% 03/15/01 .....................        350       347,485
   Georgia Pacific Corp.
     7.750% 11/15/29 .....................         25        23,125
                                                       ------------
                                                            370,610
                                                       ------------
PUBLISHING & INFORMATION SERVICES -- 0.0%
   Hollinger International Publishing
     Company Guaranteed Notes
     8.625% 03/15/05 .....................        155       156,550
                                                       ------------
REAL ESTATE -- 0.4%
   EOP Operating L.P.
     Mandatory Par Put
     Remarketed Securities
     6.376% 02/15/02 .....................      1,495     1,468,477
   HMH Properties, Inc.,
     Senior Notes
     8.450% 12/01/08 .....................        215       209,356
                                                       ------------
                                                          1,677,833
                                                       ------------
RESTAURANTS, HOTELS & CASINOS -- 1.0%
   Argosy Gaming Co.,
     Rule 144A,
     Company Guaranteed
     10.750% 06/01/09 ....................         20        21,175
   Circus Circus Enterprise
     Senior Subordinate Notes
     9.250% 12/01/05 .....................        235       233,237
   Hollywood Park
     Operating Senior Subordinate
     Notes
     9.500% 08/01/07 .....................         80        82,200
   Horseshoe Gaming
     Holdings Senior Subordinated
     Notes
     8.625% 05/15/09 .....................        300       293,250
   Isle of Capri Casinos, Senior
     Subordinate Notes
     8.750% 04/15/09 .....................        210       197,925
   MGM Grand, Inc.,
     Company Guaranteed Notes
     9.750% 06/01/07 .....................      1,415     1,489,287
   Mohegan Tribal Gaming
     Senior Subordinate Notes
     8.750% 01/01/09 .....................        115       112,987
   Park Place Entertainment, Inc.,
     Senior Subordinate Notes
     7.875% 12/15/05 .....................      1,410     1,371,225


                 See Accompanying Notes to Financial Statements.

================================================================================

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

RESTAURANTS, HOTELS & CASINOS -- (CONTINUED)
   Station Casino
     Senior Subordinate Notes,
     Rule 144A
     9.875% 07/01/10 .....................  $     500  $    500,000
                                                       ------------
                                                          4,301,286
                                                       ------------
RETAIL TRADE -- 2.0%
   Federated Department Stores, Inc.
     Debentures
     7.000% 02/15/28 .....................         15        12,439
   K Mart Corp.
     Notes
     7.950% 02/01/23 .....................        480       356,950
     Pass Through Certificates,
     Series 95K-3
     8.540% 01/02/15 .....................      1,973     1,722,344
     Series K-2
     9.780% 01/05/20 .....................         50        42,831
     Series C Medium Term Notes
     7.820% 01/02/02 .....................         35        34,075
   Saks, Inc.
     7.000% 07/15/04 .....................      1,250     1,020,524
     8.250% 11/15/08 .....................      2,765     2,123,849
   Wal-Mart Stores, Inc.
     Global Senior Notes
     6.550% 08/10/04 .....................      1,950     1,935,939
     Notes
     7.550% 02/15/30 .....................      1,525     1,589,788
                                                       ------------
                                                          8,838,739
                                                       ------------
STEEL -- 0.1%
   AK Steel Corp.,
     Company Guaranteed
     7.875% 02/15/09 .....................        310       289,850
   Gulf States Steel, Inc.,
     First Mortgage Notes
     13.500% 04/15/03** ..................        165         8,250
   Wheeling-Pittsburgh Corp.,
     Senior Notes
     9.250% 11/15/07 .....................         90        49,950
                                                       ------------
                                                            348,050
                                                       ------------
TELECOMMUNICATIONS -- 5.3%
   Adelphia Communications Corp.,
     Senior Notes, Series B
     9.250% 10/01/02 .....................        305       305,000
     Senior Notes
     8.750% 10/01/07 .....................        150       135,750
   BellSouth Telecommunications, Inc.
     Debentures
     7.000% 12/01/45 .....................        255       225,354
   Charter Communications
     Holdings L.L.C.,
     Senior Notes
     8.625% 04/01/09 .....................        410       376,175
     Senior Discount Notes
     9.920% 04/01/11(DAGGER)(DAGGER) .....        115        69,287

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
TELECOMMUNICATIONS -- (CONTINUED)
   Echostar DBS Corp.,
     Senior Notes
     9.250% 02/01/06 .....................  $     195  $    194,025
   Global Crossing Holdings, Ltd.,
     Company Guaranteed
     Yankee Notes
     9.500% 11/15/09 .....................      2,345     2,362,587
   Insight Midwest
     Senior Notes
     9.750% 10/01/09 .....................        175       176,750
   Intermedia Communications, Inc.,
     Senior Notes, Series B
     8.500% 01/15/08 .....................        225       186,750
   ITC Deltacom, Inc.,
     Rule 144A Senior Notes
     11.000% 06/01/07 ....................        210       185,850
   Level 3 Communications, Inc.,
     Senior Notes
     9.125% 05/01/08 .....................        455       410,069
   Lucent Technologies, Inc.
     Global Debentures
     6.450% 03/15/29 .....................         40        34,596
   MCI Communications Corp.
     Senior Discount Notes
     6.125% 04/15/02 .....................      2,685     2,639,065
     Senior Notes
     6.500% 04/15/10 .....................         20        18,424
   McLeodUSA, Inc.,
     Senior Subordinate Notes
     8.125% 02/15/09 .....................        350       319,375
   Metromedia Fiber Network, Inc.,
     Senior Notes, Series B
     10.000% 11/15/08 ....................        475       470,250
   Nextel Communications, Inc.,
     Senior Discount Notes
     9.950% 02/15/08(DAGGER)(DAGGER) .....        295       224,200
   NEXTLINK Communications
     Senior Discount Notes
     12.125% 12/01/09(DAGGER)(DAGGER) ....      2,000     1,125,000
     Senior Notes
     9.625% 10/01/07 .....................         80        74,200
     10.750% 06/01/09 ....................         20        19,450
     10.500% 12/01/09 ....................      1,170     1,117,350
     Senior Notes
     10.750% 11/15/08 ....................        490       476,525
   Pac-West Telecommunications, Inc.,
     Senior Notes
     13.500% 02/01/09 ....................        175       168,875
   Paging Network, Inc.,
     Senior Subordinate Notes
     8.875% 02/01/06** ...................        165        56,100
     10.125% 08/01/07** ..................        235        77,844
     10.000% 10/15/08** ..................        470       155,687



                 See Accompanying Notes to Financial Statements.

================================================================================

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

TELECOMMUNICATIONS -- (CONTINUED)
   Price Communications Wireless,
     Inc., Company Guaranteed
     9.125% 12/15/06 .....................  $     260  $    263,900
   Qwest Communications
     International, Inc., Senior Notes
     7.250% 11/01/08 .....................        355       343,451
   Sprint Capital Corp.
     Guaranteed Medium Term Notes
     6.500% 11/15/01 .....................         10         9,944
   U.S. West Capital Funding, Inc.
     6.875% 08/15/01 .....................      2,015     2,010,569
   Viacom, Inc.
     Global Notes
     7.700% 07/30/10 .....................      2,100     2,138,142
   Voicestream Wireless Holding, Inc.,
     Senior Rule 144A Notes
     10.375% 11/15/09 ....................        795       862,575
     Senior Discount Notes
     11.875% 11/15/09(DAGGER)(DAGGER) ....      1,770     1,300,950
   Williams Communication Group, Inc.,
     Senior Notes
     11.700% 08/01/08 ....................        400       404,000
     10.875% 10/01/09 ....................        410       397,188
   Worldcom Inc.,
     Global Notes
     8.000% 05/15/06 .....................      2,130     2,184,428
     Senior Notes
     7.750% 01/01/07 .....................        350       355,269
     Senior Discount Notes
     6.950% 08/15/28 .....................      1,650     1,472,906
                                                       ------------
                                                         23,347,860
                                                       ------------
TRANSPORTATION -- 0.3%
   US Airways, Inc.,
     Guaranteed Senior Notes
     9.625% 02/01/01 .....................      1,535     1,522,628
                                                       ------------
UTILITIES -- 0.5%
   Connecticut Light and Power Co.
     First Mortgage Bonds,
     Series C
     7.750% 06/01/02 .....................        240       241,633
     Series D
     7.875% 10/01/24 .....................        740       744,081
   North Atlantic Energy Corp.
     Secured First Mortgage Notes,
     Series A
     9.050% 06/01/02 .....................      1,302     1,312,355
                                                       ------------
                                                          2,298,069
                                                       ------------
WASTE MANAGEMENT -- 0.0%
   Allied Waste North America,
     Series
     7.875% 01/01/09 .....................        265       240,156
                                                       ------------
   TOTAL CORPORATE BONDS
     (COST $126,242,786) .................             $120,212,664
                                                       ------------

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
FOREIGN BONDS -- 8.9%
   Abitibi-Consolidated, Inc.
     Yankee Bonds
     8.300% 08/01/05 .....................  $   3,490  $  3,549,218
   Cho Hung Bank
     Subordinate Notes, Rule 144A
     11.500% 04/01/10 ....................        270       272,025
   Credit Lyonnais
     Perpetual Subordinate Variable
     Rate Notes, Rule 144A
     8.063%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    3,250     3,187,113
   Government of Bulgaria
     Discount Bonds, Series A
     7.750% 07/28/24(DAGGER) .............        650       530,156
   Government of Croatia,
     Series A
     7.750% 07/31/10 .....................      1,205     1,120,954
   HSBC Capital Funding Bank
     Guaranteed Perpetual, Rule 144A
     9.547%(DAGGER)(DAGGER)(DAGGER) ......      2,540     2,690,335
   Israel Electric Corp., Ltd.,
     Rule 144A
     8.250% 10/15/09 .....................      2,750     2,783,410
   Nordbanken Rule 144A Bonds
     8.950%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    1,460     1,479,072
   Okobank
     Perpetual Medium Term FRN
     7.298%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    1,010       994,850
   Orange plc
     Yankee Senior Notes
     8.750% 06/01/06 .....................        840       869,400
     9.000% 06/01/09 .....................      1,550     1,619,750
   Petroleum Geo-Services
     Yankee Senior Notes
     7.125% 03/30/28 .....................        750       645,400
     8.150% 07/15/29 .....................        765       739,802
   Republic of Argentina
     0.000% 04/15/01 .....................      2,070     1,971,675
   Republic of Argentina
     FRB
     7.375% 03/31/05(DAGGER) .............      2,488     2,288,960
     Global Notes
     11.000% 12/04/05 ....................        920       885,500
     Par Bonds, Series L-GP
     6.000% 03/31/23 .....................      1,000       698,125
   Republic of Brazil
     Capitalization Bonds
     8.000% 04/15/14 .....................      2,808     2,175,901
   Republic of Bulgaria,
     FLIRB, Series A
     2.750% 07/28/12(DAGGER) .............      2,195     1,692,894
   Republic of Poland
     Collateralized Par Bonds
     3.500% 10/27/24(DAGGER) .............      1,935     1,245,656
     Series RSTA
     4.000% 10/27/24(DAGGER) .............        590       403,781

                 See Accompanying Notes to Financial Statements.

================================================================================

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
   FOREIGN BONDS -- (CONTINUED)
   Royal Bank of Scotland plc
     Perpetual Global Bonds
     8.817%(DAGGER)(DAGGER)(DAGGER) ......  $   2,335  $  2,424,283
   Santander Financial Issuances
     Perpetual Rule 144A
     Subordinate Notes
     7.088%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    1,000       918,750
   Skandinaviska Enskilda Banken
     Perpetual Subordinate FRN
     6.625%(DAGGER)/(DAGGER)(DAGGER)(DAGGER)    2,280     2,262,459
     Rule 144A Notes
     6.500%(DAGGER)(DAGGER)(DAGGER) ......      1,700     1,625,979
                                                       ------------
   TOTAL FOREIGN BONDS
     (COST $38,460,944) ..................             $ 39,075,448
                                                       ------------

AGENCY OBLIGATIONS -- 43.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.4%
   Various Pools:
     7.000% 12/01/09 .....................  $     125  $    123,571
   Series MACR 1860 Principle Only
     0.000% 02/15/24 .....................      2,351     1,506,802
   Discount Notes:
     6.410% 11/22/00 .....................      8,900     8,768,470
                                                       ------------
                                                         10,398,843
                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.7%
   Various Pools:
     10.000% 02/01/05 ....................         94        99,623
     7.125% 02/15/05 .....................     11,420    11,577,973
     10.000% 01/01/10 ....................        565       600,758
     7.250% 01/15/10 .....................      6,975     7,180,511
     7.000% 03/01/15 .....................     13,545    13,405,317
     6.500% 06/01/29 .....................      1,896     1,812,057
     6.500% 07/01/29 .....................        250       238,782
     6.500% 08/01/29 .....................        819       782,723
     6.500% 08/01/29 .....................        781       746,217
     6.500% 08/01/29 .....................         29        27,634
     6.000% 01/01/30 .....................         34        31,318
     7.125% 01/15/30 .....................      2,550     2,641,163
   REMIC -- PAC 1991-165 Class M
     8.250% 12/25/21 .....................          8         7,697
   Series 1996-5 Class PX PO
     0.000% 11/25/23 .....................        225       148,316
   Series 1997-16 Class M PO
     0.000% 02/25/23 .....................        305      203,492
   TBA
     7.500% 11/15/02 .....................     19,600    19,465,250
     8.000% 03/15/25 .....................     55,990    56,497,409
     6.500% 09/01/27 .....................      4,675     4,467,547
     7.000% 09/01/27 .....................     47,025    45,878,766
                                                       ------------
                                                        165,812,553


                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.4%
   Various Pools:
     6.500% 09/15/03 .....................  $       4  $      3,570
     8.250% 08/15/04 .....................          0           222
     9.000% 11/15/04 .....................          0           410
     9.000% 12/15/04 .....................          0           442
     8.250% 04/15/06 .....................          1           715
     13.500% 07/15/14 ....................          1           843
     9.000% 12/15/16 .....................         24        24,588
     8.000% 04/15/17 .....................         63        63,948
     9.000% 08/15/21 .....................        298       307,896
   TBA
     7.500% 08/01/28 .....................     14,615    14,615,000
                                                       ------------
                                                         15,017,634
                                                       ------------
MISCELLANEOUS -- 0.2%
   Government Trust Certificates
     Collateral Trust, Series 1C
     9.250% 11/15/01 .....................        193       196,836
   National Archives Facility
     Trust COP
     8.500% 09/01/19 .....................        667       751,704
                                                       ------------
                                                            948,540
                                                       ------------
   TOTAL AGENCY OBLIGATIONS
     (Cost $191,298,881) .................             $192,177,570
                                                       ------------

ASSET BACKED SECURITIES -- 2.6%
   Green Tree Recreational,
     Equipment and Consumer Trust,
     Series 1997-C, Class A1
     6.490% 02/15/18 .....................  $     342  $    334,883
   Korea Asset Funding, Ltd.,
     Series 2000-1A Class 1,
     Rule 144A Notes
     8.891% 02/10/09(DAGGER) .............      1,100     1,109,680
   MBNA Master Credit Card Trust
     Series 1997-I, Class A
     6.550% 08/15/04 .....................         10         9,880
     Series 1999-J, Class A
     7.000% 02/15/12 .....................      2,280     2,276,603
   PECO Energy Transition Trust
     6.130% 03/01/09 .....................      2,695     2,556,841
     Series 2000-A, Class A4
     7.650% 03/01/10 .....................      4,000     4,113,612
   Prudential Securities
     Secured Financing,
     Series 1999-C2, Class A2
     7.193% 04/15/09 .....................      1,125     1,116,144
                                                       ------------
   TOTAL ASSET BACKED SECURITIES
     (Cost $11,457,099) ..................             $ 11,517,643
                                                       ------------




                 See Accompanying Notes to Financial Statements.

================================================================================

       CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND (CONCLUDED)

                                               PAR
                                              (000)       VALUE
                                            ---------  ------------

COLLATERALIZED MORTGAGED BACKED SECURITIES -- 5.5%
   American Express Master Trust,
     Series 1994-3, Class A
     7.850% 09/15/04 .....................  $      65  $     66,910
   Carousel Center Finance Inc.,
     Series 1, Class C
     7.527% 11/15/07 .....................      4,073     4,019,363
   Chase Credit Card Master Trust,
      Series 1999-3, Class A
     6.660% 09/15/04 .....................         15        14,882
     Series 1998-3, Class A
     6.000% 04/15/03 .....................         10         9,798
   Collateralized Mortgage
     Obligation Trust, REMIC,
     Series 54, Class C
     9.250% 11/01/13 .....................          1           644
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3
     6.640% 09/17/10 .....................      7,485     7,148,291
   Contimortgage Home Equity Loan
     Trust, Series 1996-4, Class A8
     7.220% 01/15/28 .....................        880       865,568
   DLJ Commercial Mortgage Corp.,
     Series 1998-CG1, Class A1B
     6.410% 05/10/08 .....................      1,275     1,211,567
   GMAC Commercial Mortgage
     Securities, Inc.,
     Series 1997-C1, Class A2
     6.853% 09/15/06 .....................        610       603,982
     Series 1999-C2, Class A2
     6.945% 09/15/33 .....................        740       722,504
   Merrill Lynch
     1999-C1, Class A2
     7.560% 09/15/09 .....................      2,815     2,863,362
   Nomura Asset Securitization Corp.,
     Series 1998-D6, Class A1B
     6.590% 03/15/28 .....................      2,290     2,203,892
   Option One Mortgage Loan Trust,
     Series 1999-2, Class A,
     Rule 144A Notes
     9.660% 06/25/29 .....................      1,630     1,595,373
   Option One Mortgage Loan Trust,
     Series 2000-1, Class CTFS,
     Rule 144A Notes
     9.850% 05/26/30 .....................      1,350     1,341,566
   UCFC Home Equity Loan Trust,
     Series 1996-B1, Class A7
     8.200% 09/15/27 .....................        775       778,743
   UCFC Home Equity Loan Trust,
     Series 1998-A1, Class A7
     6.870% 07/15/29 .....................        820       761,058
                                                       ------------
   TOTAL COLLATERALIZED MORTGAGED
     BACKED SECURITIES
     (Cost $24,577,599) ..................             $ 24,207,503
                                                       ------------


                                               PAR
                                              (000)       VALUE
                                            ---------  ------------
U.S TREASURY OBLIGATIONS -- 12.6%
U.S. TREASURY BILLS -- 0.1%
     5.695% 09/14/00 .....................  $      50  $     49,749
     5.820% 09/14/00 .....................        570       566,426
                                                       ------------
                                                            616,175
                                                       ------------
U.S. TREASURY BONDS -- 4.5%
     6.125% 08/15/29 .....................      8,400     8,801,629
     6.250% 05/15/30 .....................     10,200    11,038,318
                                                       ------------
                                                         19,839,947
                                                       ------------
U.S. TREASURY NOTES -- 7.7%
     5.375% 02/15/01 .....................        345       343,599
     6.625% 04/30/02 .....................     11,550    11,614,969
     6.625% 05/31/02 .....................         15        15,103
     6.250% 06/30/02 .....................      2,910     2,911,819
     7.500% 02/15/05 .....................          5         5,280
     6.500% 05/15/05 .....................     12,190    12,437,615
     6.500% 02/15/10 .....................      6,300     6,577,597
                                                       ------------
                                                         33,905,982
                                                       ------------
U.S. TREASURY STRIP BONDS -- 0.3%
     0.000% 11/15/16 .....................      3,430     1,322,282
                                                       ------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $54,996,653) ..................             $ 55,684,386
                                                       ------------
                                             NUMBER
                                            OF SHARES
                                            ---------
COMMON STOCK -- 0.0%
PACKAGING & CONTAINERS -- 0.0%
   Crown Packaging Enterprises, Ltd. .....     45,544  $        455
                                                       ------------
   TOTAL COMMON STOCK
     (Cost $0) ...........................             $        455
                                                       ------------

PREFERRED STOCKS -- 2.2%
BANKING -- 2.0%
   California Federal Capital Corp.,
     Series A
     9.125% ..............................    111,970  $  2,547,318
   Centaur Funding Corp.
     9.08% ...............................      1,535     1,549,871
   Citigroup, Inc.
     6.213% ..............................     42,850     1,906,825
     Series F Pfd.
     6.365% ..............................     26,550     1,247,850
   Lehman Brothers Holdings
     5.67% ...............................     31,800     1,248,150
     5.94% ...............................      7,600       311,600
                                                       ------------
                                                          8,811,614
                                                       ------------
REAL ESTATE -- 0.2%
   American Real Estate Corp.
     Cumulative, Series A
     8.50% ...............................     30,900       762,844
                                                       ------------
   TOTAL PREFERRED STOCKS
     (Cost $10,439,474) ..................             $  9,574,458
                                                       ------------

                 See Accompanying Notes to Financial Statements.

================================================================================

       CREDIT SUISSE INSTITUTIONAL U.S. CORE FIXED INCOME FUND (CONCLUDED)


                                             NUMBER
                                            OF SHARES      VALUE
                                            ---------  ------------

RIGHTS & WARRANTS -- 0.1%
   Capital Pacific Holdings Group, Inc.,
     strike $3.4, expires May 2002 .......      2,528  $      6,320
   Checkers Drive-In Restaurants,
     strike $1.375, expires Dec. 2000 ....      2,642           165
   Mexican Value Recovery Rights,
     strike $1.88, expires June 2003 .....      1,000             0
   Uniroyal Technology Corp.,
     strike $4.375, expires June 2003 ....     10,800       318,600
                                                       ------------
   TOTAL RIGHTS & WARRANTS
     (Cost $14,178) ......................             $    325,085
                                                       ------------

                                               PAR
                                              (000)
                                            ---------

SHORT TERM INVESTMENTS -- 31.1%
   BBH Grand Cayman
     U.S. Dollar Time Deposit
     5.710% 09/01/00 .....................  $ 137,135  $137,135,000
                                                       ------------
     (COST $137,135,000)

   TOTAL INVESTMENTS -- 134.0%
     (Cost $594,622,614*) ................             $589,910,212

   LIABILITIES IN EXCESS OF
     OTHER  ASSETS -- (34.0)% ............             (149,565,586)
                                                       ------------
   TOTAL NET ASSETS -- 100.0% ............             $440,344,626
                                                       ============


* Cost for Federal income tax purposes at August 31, 2000 is $594,896,135. The gross appreciation (depreciation) on a tax basis is as follows:

                 Gross Appreciation .................  $  4,165,971
                 Gross Depreciation .................    (9,151,894)
                                                       ------------
                 Net Depreciation ...................  $ (4,985,923)
                                                       ============
** Security in default.

(DAGGER) Variable rate obligations -- The interest shown is the rate as of August 31, 2000.

(DAGGER)(DAGGER) Step Bond -- The interest  rate as of August 31, 2000 is 0% and will reset to interest rate shown at a future date.

(DAGGER)(DAGGER)(DAGGER)   Securities have no stated maturity date.

                            INVESTMENT ABBREVIATIONS
FRN ..........................................................Floating Rate Note
MACR ...............................................Modified and Combinable Real
 ......................................................Estate Investment Conduit
PAC ................................................Planned Amortization Conduit
PO ...............................................................Principal Only
REMIC ...................................Real Estate Mortgage Investment Conduit
TBA .............................................................To Be Announced


                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2000



                                                                   INTERNATIONAL             U.S. CORE         U.S. CORE FIXED
                                                                    GROWTH FUND             EQUITY FUND          INCOME FUND
                                                                  ---------------         ---------------      ---------------
ASSETS
   Investments, at value (cost -- $454,779,042,
     $61,268,139 and $594,622,614, respectively) ...............  $   495,571,808         $    68,271,581      $   589,910,212
   Deposits with brokers and custodian bank for
     futures contract ..........................................               --                      --                9,515
   Cash ........................................................           25,958                      24              513,962
   Collateral received for securities loaned ...................        3,757,250                      --                   --
   Receivable for investments sold .............................        9,603,703               2,048,644            5,101,571
   Receivable for Fund shares sold .............................          400,048                      --                   --
   Receivable on open futures contracts ........................               --                      --                9,636
   Dividends and interest receivable ...........................        1,018,858                 117,573            4,627,880
   Prepaid expenses and other assets ...........................           23,989                  27,272              42,065
                                                                  ---------------         ---------------      ---------------
     Total Assets ..............................................      510,401,614              70,465,094          600,214,841
                                                                  ---------------         ---------------      ---------------
LIABILITIES
   Payable upon return of securities loaned ....................        3,757,250                      --                   --
   Payable for investments purchased ...........................               --               2,041,858          159,194,328
   Payable for Fund shares repurchased .........................           13,234                       9              316,057
   Payable on open futures contracts ...........................               --                      --               92,694
   Advisory fee payable ........................................          345,506                  35,592              125,531
   Accrued expenses payable ....................................          371,361                  44,454              141,605
                                                                  ---------------         ---------------      ---------------
     Total Liabilities .........................................        4,487,351               2,121,913          159,870,215
                                                                  ---------------         ---------------      ---------------
NET ASSETS
   Capital stock, $0.001 par value .............................           21,429                   3,319               29,453
   Paid-in capital .............................................      355,044,886              48,052,611          450,020,243
   Undistributed net investment income .........................        1,680,030                 109,232            5,065,034
   Accumulated net realized gain/(loss) from investments, futures
     and foreign currency related transactions, if any .........      108,435,792              13,174,577           (9,983,467)
   Net unrealized appreciation/(depreciation) on
     investments and other, if any .............................       40,732,126               7,003,442           (4,786,637)
                                                                  ---------------         ---------------      ---------------
     Net Assets ................................................  $   505,914,263         $    68,343,181      $   440,344,626
                                                                  ---------------         ---------------      ---------------
INSTITUTIONAL SHARES
   Net assets ..................................................  $   505,914,263         $    68,343,181      $   440,344,626
                                                                  ---------------         ---------------      ---------------
   Shares outstanding ..........................................       21,429,428               3,319,049           29,453,243
                                                                  ---------------         ---------------      ---------------
   Net asset value, offering price and redemption price
     per share .................................................  $         23.61         $         20.59      $         14.95
                                                                  ---------------         ---------------      ---------------


                 See Accompanying Notes to Financial Statements.

================================================================================

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000


                                                                   INTERNATIONAL             U.S. CORE         U.S. CORE FIXED
                                                                    GROWTH FUND             EQUITY FUND          INCOME FUND
                                                                  ---------------         ---------------      ---------------
INVESTMENT INCOME
   Dividends ...................................................  $     6,392,507         $       891,266      $       912,962
   Interest ....................................................          427,370                  37,184           25,045,029
   Securities lending ..........................................          265,579                   5,775                   --
   Foreign taxes withheld ......................................         (484,947)                     --                   --
                                                                  ---------------         ---------------      ---------------
     Total Investment Income ...................................        6,600,509                 934,225           25,957,991
                                                                  ---------------         ---------------      ---------------
EXPENSES
   Investment advisory fees ....................................        4,796,915                 530,149            1,398,102
   Administration fees .........................................          744,462                  86,962              277,198
   Custodian fees ..............................................          727,718                  53,365               67,022
   Registration fees ...........................................          127,745                  33,175               61,384
   Interest expense ............................................           60,771                  11,068                   --
   Transfer agent fees .........................................           60,590                  25,910               83,873
   Audit fees ..................................................           55,611                  12,114               41,102
   Directors fees ..............................................            8,727                  10,061                7,207
   Distribution fees ...........................................            3,819                      57                   52
   Printing fees ...............................................         (142,307)                 36,944              106,482
   Legal fees ..................................................          (71,216)                  8,516               20,696
   Insurance expense ...........................................               --                      --                2,219
   Miscellaneous fees ..........................................           25,955                      --               38,020
                                                                  ---------------         ---------------      ---------------
                                                                        6,398,790                 808,321            2,103,357
   Less fees waived and reimbursed .............................               --                 (98,208)            (431,367)
                                                                  ---------------         ---------------      ---------------
     Total Expenses ............................................        6,398,790                 710,113            1,671,990
                                                                  ---------------         ---------------      ---------------
   Net Investment Income .......................................          201,719                 224,112           24,286,001
                                                                  ---------------         ---------------      ---------------
   REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
     Net realized gain/(loss) from:
         Security transactions .................................      147,249,605*             15,414,461           (2,572,760)
         Futures transactions ..................................               --                      --               27,771
         Foreign exchange transactions .........................       (2,561,059)                     --           (1,081,491)
                                                                  ---------------         ---------------      ---------------
                                                                      144,688,546              15,414,461           (3,626,480)
                                                                  ---------------         ---------------      ---------------
   Net change in unrealized appreciation/(depreciation):
     Investments ...............................................      (31,522,144)               (581,122)           4,455,283
     Futures ...................................................               --                      --             (638,250)
     Translation of assets and
        liabilities in foreign currencies ......................          (63,689)                     --              189,337
                                                                  ---------------         ---------------      ---------------
                                                                      (31,585,833)              ( 581,122)           4,006,370
                                                                  ---------------         ---------------      ---------------

   Net gain on investments and foreign currency transactions ...      113,102,713              14,833,339              379,890
                                                                  ---------------         ---------------      ---------------
   Net increase in net assets resulting from operations ........  $   113,304,432         $    15,057,451      $    24,665,891
                                                                  ===============         ===============      ===============


* On December 13, 1999, International Growth Fund had a redemption in-kind with total proceeds in the amount of $58,569,983. The net realized gain on transaction of $12,677,806 will not be realized for tax purposes.

                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                          INTERNATIONAL GROWTH FUND            U.S. CORE EQUITY FUND
                                                         ----------------------------         -----------------------
                                                       FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                           ENDED             ENDED            ENDED             ENDED
                                                      AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 2000   AUGUST 31, 1999
                                                      ---------------   ---------------  ---------------   ---------------
Increase/(decrease) in net assets:
Operations:
   Net investment income ...........................  $       201,719   $     4,101,951  $       224,112   $       218,901
   Net gain on investments and foreign
     currency transactions .........................      113,102,713        88,294,555       14,833,339        20,990,319
                                                      ---------------   ---------------  ---------------   ---------------
   Net increase in net assets resulting
     from operations ...............................      113,304,432        92,396,506       15,057,451        21,209,220
                                                      ---------------   ---------------  ---------------   ---------------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares ..........................       (2,498,919)       (7,632,495)        (245,904)         (104,261)
     Common shares .................................               --          (344,430)            (309)              (22)
From net realized capital gains:
     Institutional shares ..........................      (98,708,550)      (54,241,925)      (9,910,582)      (24,127,328)
     Common shares .................................       (1,335,125)       (2,569,737)         (21,417)           (5,552)
                                                      ---------------   ---------------  ---------------   ---------------
Total distributions to shareholders ................     (102,542,594)      (64,788,587)     (10,178,212)      (24,237,163)
                                                      ---------------   ---------------  ---------------   ---------------
Net capital share transactions .....................     (188,741,145)*      31,183,186       (6,750,987)        9,728,907
                                                      ---------------   ---------------  ---------------   ---------------
Total increase/(decrease) in net assets ............     (177,979,307)       58,791,105       (1,871,748)        6,700,964
Net Assets:
   Beginning of year ...............................      683,893,570       625,102,465       70,214,929        63,513,965
                                                      ---------------   ---------------  ---------------   ---------------
   End of year .....................................  $   505,914,263   $   683,893,570  $    68,343,181   $    70,214,929
                                                      ===============   ===============  ===============   ===============
Undistributed net investment income ................  $     1,680,030   $     2,441,057  $       109,232   $       131,333
                                                      ===============   ===============  ===============   ===============

* Includes redemption of $58,569,983 as a result of redemption in-kind on December 13, 1999.

                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                           U.S. CORE FIXED INCOME FUND
                                                    -----------------------------------------
                                                        FOR THE YEAR          FOR THE YEAR
                                                           ENDED                  ENDED
                                                      AUGUST 31, 2000        AUGUST 31, 1999
                                                    ------------------     ------------------
Increase/(decrease)  in net assets:
Operations:
   Net investment income .......................... $       24,286,001     $       22,604,575
   Net gain/(loss) on investments and foreign
     currency transactions ........................            379,890            (12,460,691)
                                                    ------------------     ------------------
   Net increase in net assets resulting
     from operations ..............................         24,665,891             10,143,884
                                                    ------------------     ------------------
Dividends and Distributions to
   shareholders:
From net investment income:
     Institutional shares .........................        (24,101,562)           (22,277,216)
     Common shares ................................             (3,752)                (2,149)
From net realized capital gains:
     Institutional shares .........................           (369,326)            (4,420,509)
     Common shares ................................               (120)                   (11)
                                                    ------------------     ------------------
Total distributions to shareholders ...............        (24,474,760)           (26,699,885)
                                                    ------------------     ------------------
Net capital share transactions ....................         89,205,884            (26,029,500)
                                                    ------------------     ------------------
Total increase/(decrease) in net assets ...........         89,397,015            (42,585,501)
Net Assets:
   Beginning of year ..............................        350,947,611            393,533,112
                                                    ------------------     ------------------
   End of year .................................... $      440,344,626     $      350,947,611
                                                    ==================     ==================
Undistributed net investment income ............... $        5,065,034     $        4,903,858
                                                    ==================     ==================


                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                            INTERNATIONAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               INSTITUTIONAL                               COMMON
                                            -----------------------------------------------------     ----------------
                                                                                                        FOR THE PERIOD
                                                        FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 1, 1999
                                            -----------------------------------------------------       TO JANUARY 7,
                                              2000        1999       1998       1997        1996            2000**
                                            --------    --------   --------   --------   --------     ----------------
Net asset value,
  beginning of period ...................   $  23.47    $  22.70   $  22.22   $  19.41   $  18.24         $ 23.25
                                            --------    --------   --------   --------   --------         -------
  Income from investment operations
    Net investment income/(loss) ........       0.05        0.14       0.15       0.18       0.19           (0.04)
    Net gain on investments and
      foreign currency transactions (both
      realized and unrealized) ..........       4.19        2.90       3.26       2.89       1.05            4.80
                                            --------    --------   --------   --------   --------         -------
    Total from investment operations ....       4.24        3.04       3.41       3.07       1.24            4.76
                                            --------    --------   --------   --------   --------         -------
  Less dividends and distributions
    Dividends from net investment
      income ............................      (0.10)      (0.28)        --      (0.26)     (0.07)             --
    Distributions from net realized
      capital gains .....................      (4.00)      (1.99)     (2.93)        --         --           (4.00)
                                            --------    --------   --------   --------   --------         -------
    Total dividends and distributions ...      (4.10)      (2.27)     (2.93)     (0.26)     (0.07)          (4.00)
                                            --------    --------   --------   --------   --------         -------
Net asset value, end of period ..........   $  23.61    $  23.47   $  22.70   $  22.22   $  19.41         $ 24.01
                                            ========    ========   ========   ========   ========         =======
Total return ............................      17.81%      13.88%     16.74%     15.93%      6.81%2         20.62%3
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ......................   $505,914    $675,118   $623,482   $568,510   $682,271         $    --
  Ratio of expenses to
    average net assets ..................       1.07%       1.21%1     1.14%1     1.16%1     1.19%1          1.27%4
  Ratio of net investment
    income/(loss) to average net assets .       0.04%       0.60%      0.72%      0.71%      0.84%          (0.73)%4
  Fund turnover rate ....................        128%        182%       141%       126%        86%            128%



                                                   COMMON
                                            ---------------------
                                              FOR THE YEAR ENDED      FOR THE PERIOD
                                                  AUGUST 31,         NOVEMBER 1, 1996*
                                            ---------------------      TO AUGUST 31,
                                              1999          1998           1997
                                            -------       -------     ---------------
Net asset value,
  beginning of period ...................   $ 22.56       $ 22.17        $ 19.67
                                            -------       -------        -------
  Income from investment operations
    Net investment income/(loss) ........      0.12(DAGGER)  0.03           0.36
    Net gain on investments and
      foreign currency transactions (both
      realized and unrealized) ..........      2.83          3.29           2.40
                                            -------       -------        -------
    Total from investment operations ....      2.95          3.32           2.76
                                            -------       -------        -------
  Less dividends and distributions
    Dividends from net investment
      income ............................     (0.27)           --          (0.26)
    Distributions from net realized
      capital gains .....................     (1.99)        (2.93)            --
                                            -------       -------        -------
    Total dividends and distributions ...     (2.26)        (2.93)         (0.26)
                                            -------       -------        -------
Net asset value, end of period ..........   $ 23.25       $ 22.56        $ 22.17
                                            =======       =======        =======
Total return ............................     13.52%        16.33%         14.14%3
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted) ......................   $ 8,776       $ 1,620           $147
  Ratio of expenses to
    average net assets ..................      1.50%1        1.40%1         1.43%1,4
  Ratio of net investment
    income/(loss) to average net assets .      0.31%         0.58%          1.15%4
  Fund turnover rate ....................       182%          141%           126%3


-----------------------------
1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.22%, 1.23%, 1.25% and 1.22% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.51% and 1.48% for the years ended August 31, 1999 and 1998, respectively, and 1.53% annualized for the period ended August 31, 1997.

2 Redemption fees not reflected in total return.

3 Not annualized.

4 Annualized.

* Commencement of operations.

** Last day of operations.

(DAGGER) Per Share information is calculated using the average share outstanding method.

                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              U.S. CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                        INSTITUTIONAL                               COMMON
                                                      -----------------------------------------------------     -----------------
                                                                                                                 FOR THE PERIOD
                                                                  FOR THE YEAR ENDED AUGUST 31,                 SEPTEMBER 1, 1999
                                                      -----------------------------------------------------       TO JANUARY 7,
                                                        2000       1999       1998        1997       1996            2000**
                                                      -------    -------     -------     -------    -------     -----------------
Net asset value, beginning of period ................ $ 19.58    $ 21.73     $ 24.40     $ 19.05    $ 17.86        $ 19.53
                                                      -------    -------     -------     -------    -------        -------
  Income from investment operations
    Net investment income ...........................    0.07       0.07        0.01        0.14       0.20           0.02
    Net gain on investments
      (both realized and unrealized) ................    3.99       7.56        0.88        6.82       2.81           2.68
                                                      -------    -------     -------     -------    -------        -------
    Total from investment operations ................    4.06       7.63        0.89        6.96       3.01           2.70
                                                      -------    -------     -------     -------    -------        -------
  Less dividends and distributions
    Dividends from net investment income ............   (0.07)     (0.04)      (0.13)      (0.20)     (0.21)         (0.04)
    Distributions from net realized capital gains ...   (2.98)     (9.74)      (3.43)      (1.41)     (1.61)         (2.98)
                                                      -------    -------     -------     -------    -------        -------
    Total dividends and distributions ...............   (3.05)     (9.78)      (3.56)      (1.61)     (1.82)         (3.02)
                                                      -------    -------     -------     -------    -------        -------
Net asset value, end of period ...................... $ 20.59    $ 19.58     $ 21.73     $ 24.40    $ 19.05        $ 19.21
                                                      =======    =======     =======     =======    =======        =======
Total return ........................................   22.90%     38.07%       3.18%      38.32%     17.59%         14.82%2
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) .......... $68,343    $70,081     $63,514     $86,182    $59,015        $    --
  Ratio of expenses to average net assets ...........    1.00%1     0.99%1      1.00%1      1.00%1     1.00%1         1.11%1,3
  Ratio of net investment income to average
    net assets ......................................    0.32%      0.32%       0.23%       0.67%      1.25%          0.29%3
  Fund turnover rate ................................      97%       110%        164%         93%       127%            97%2


                                                            COMMON
                                                       -----------------
                                                         FOR THE PERIOD
                                                       OCTOBER 30, 1998*
                                                         TO AUGUST 31,
                                                             1997
                                                       -----------------
Net asset value, beginning of period ................        $ 25.22
                                                             -------
  Income from investment operations
    Net investment income ...........................           0.04
    Net gain on investments
      (both realized and unrealized) ................           4.05
                                                             -------
    Total from investment operations ................           4.09
                                                             -------
  Less dividends and distributions
    Dividends from net investment income ............          (0.04)
    Distributions from net realized capital gains ...          (9.74)
                                                             -------
    Total dividends and distributions ...............          (9.78)
                                                             -------
Net asset value, end of period ......................        $ 19.53
                                                             =======
Total return ........................................          18.67%2
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ..........        $   134
  Ratio of expenses to average net assets ...........           1.26%1,3
  Ratio of net investment income to average
    net assets ......................................           0.02%3
  Fund turnover rate ................................            110%2



------------------------------

1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.14%, 1.22%, 1.18%, 1.18% and 1.34% for the years ended August 31, 2000, 1999, 1998, 1997 and 1996, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.29% annualized for the period ended January 7, 2000 and 1.51% annualized for the period ended August 31, 1999.

2 Not Annualized.

3 Annualized.

* Commencement of operations.

** Last day of operations.

                 See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                           U.S. CORE FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                             INSTITUTIONAL                               COMMON
                                                          ----------------------------------------------------     -----------------
                                                                                                                     FOR THE PERIOD
                                                                      FOR THE YEAR ENDED AUGUST 31,                SEPTEMBER 1, 1999
                                                          ----------------------------------------------------       TO JANUARY 7,
                                                             2000      1999       1998       1997       1996            2000**
                                                          --------   --------   --------   --------   --------     -----------------

Net asset value, beginning of period ..................   $  15.01   $  15.72    $ 15.65   $  15.06    $ 15.42          $ 14.99
                                                          --------   --------   --------   --------   --------          -------
  Income from investment operations
    Net investment income .............................       0.94       0.93       0.84       0.92       0.95             0.47
    Net gain/(loss) on investments, futures and foreign
      currency transactions (both realized and
      unrealized) .....................................      (0.01)     (0.56)      0.33       0.76      (0.16)           (0.21)
                                                          --------   --------   --------   --------   --------          -------
    Total from investment operations ..................       0.93       0.37       1.17       1.68       0.79             0.26
                                                          --------   --------   --------   --------   --------          -------
  Less dividends and distributions
    Dividends from net investment income ..............      (0.97)     (0.91)     (0.87)     (0.97)     (0.93)           (0.54)
    Distributions from net realized capital gains .....      (0.02)     (0.17)     (0.23)     (0.12)     (0.22)           (0.02)
                                                          --------   --------   --------   --------   --------          -------
    Total dividends and distributions .................      (0.99)     (1.08)     (1.10)     (1.09)     (1.15)           (0.56)
                                                          --------   --------   --------   --------   --------          -------
Net asset value, end of period ........................   $  14.95   $  15.01   $  15.72   $  15.65    $ 15.06          $ 14.69
                                                          ========   ========   ========   ========   ========          =======

 ......................................................       6.43%      2.37%      7.77%     11.53%      5.23%            1.70%2
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ............   $440,345   $350,844   $393,533   $177,219   $118,596          $    --
  Ratio of expenses to average net assets .............       0.45%1     0.44%1     0.47%1     0.50%1     0.50%1           0.58%1,3
  Ratio of net investment income to average
    net assets ........................................       6.51%      5.90%      5.87%      6.31%      6.43%            6.38%3
  Fund turnover rate ..................................        520%       569%       372%       372%       201%             520%2



                                                              COMMON
                                                        ------------------

                                                          FOR THE PERIOD
                                                         OCTOBER 30, 1998*
                                                        TO AUGUST 31, 1999
                                                        ------------------

Net asset value, beginning of period ..................       $ 15.68
                                                              -------
  Income from investment operations
    Net investment income .............................          0.74
    Net gain/(loss) on investments, futures and foreign
      currency transactions (both realized and
      unrealized) .....................................         (0.58)
                                                              -------
    Total from investment operations ..................          0.16
                                                              -------
  Less dividends and distributions
    Dividends from net investment income ..............         (0.68)
    Distributions from net realized capital gains .....         (0.17)
                                                              -------
    Total dividends and distributions .................         (0.85)
                                                              -------
Net asset value, end of period ........................       $ 14.99
                                                              =======

 ......................................................          1.00%2
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted) ............       $   104
  Ratio of expenses to average net assets .............          0.70%1,3
  Ratio of net investment income to average
    net assets ........................................          5.82%3
  Fund turnover rate ..................................           569%2




------------------------------

1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been .56%, .62%, .74%, .78%, and .78% for the years ended August 31, 2000, 1999, 1998, 1997, and 1996, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been .78% annualized for the period ended January 7, 2000 and .90% annualized for the year ended August 31, 1999.

2 Not Annualized.

3 Annualized.

* Inception Date.

** Last day of operations.

                See Accompanying Notes to Financial Statements.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Funds covered in this report are comprised of Credit Suisse Institutional International Growth Fund, (formerly, Warburg,
Pincus International Growth Fund, Inc.) ("International"), Credit Suisse Institutional U.S. Core Equity Fund, (formerly, Warburg, Pincus U.S. Core Equity Fund, Inc.) ("Core Equity"), and Credit Suisse Institutional U.S. Core Fixed Income Fund, (formerly, Warburg, Pincus U.S. Core Fixed Income Fund, Inc.) ("Core Fixed"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Institutional shares of each Fund are currently offered. The Common shares for International, Core Equity, and Core Fixed were exchanged for Institutional shares of the same Fund and ceased operations on January 7, 2000. Common shares, which are currently not being offered, for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

   Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

          A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

          B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

          C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

          D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. International and Core Equity will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually. Core Fixed will distribute substantially all if its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly.

          The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          At  August  31,  2000,   International  and  Core  Fixed  reclassified
     $1,612,315 and $(19,511), respectively, from accumulated net realized gain/(loss) to undistributed net investment income. International reclassified $12,677,806 from accumulated net realized gain to capital contributions.

          In order to fulfill redemption requests, International Growth transferred appreciated securities in the amount of $58,569,983 during the year. For purposes of GAAP, this tranaction is treated as a sale of securities and a gain is recognized based on the market value of the securities on the date of the in-kind transfer. For tax purposes, the securities transferred in-kind keep their original cost basis and no gains are recognized. The result is a permanent difference of $12,677,806 related to gains recognized on the books, but not for tax purposes.

          E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository.

          H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Funds may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     As of August 31, 2000, Core Fixed held the following futures contracts:


     FUTURES                                      EXPIRATION        CONTRACT           CONTRACT          UNREALIZED
     CONTRACTS                                       DATE            AMOUNT              VALUE           GAIN/(LOSS)
     ----------                                   ----------      ------------       ------------       ------------
     U.S. Treasury 2 Year Note Futures             12/28/00       $  3,986,875       $  3,989,687         $   2,812
     U.S. Treasury 5 Year Note Futures             12/19/00         21,495,391         21,613,500           118,109
     U.S. Treasury 10 Year Note Futures            12/19/00          1,409,766          1,410,938             1,172
     U.S. Treasury 10 Year Note Futures            12/19/00        (44,722,610)       (44,935,078)         (212,468)
     U.S. Treasury Bond Futures                    12/19/00         10,333,657         10,345,063            11,406


================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          I) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

          J) SECURITIES LENDING -- Loans of the securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at August 31, 2000 is as follows:

                                        MARKET VALUE OF           VALUE OF
     FUND                              SECURITIES LOANED     COLLATERAL RECORDED
     --------------------              -----------------     -------------------
     International                         $3,596,252             $3,757,250

          K) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

          Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

          The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

          Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

          In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the three Funds described herein.

   For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                              ANNUAL RATE
     --------------------                    -----------------------------------
     International                            0.80% of average daily net assets
     Core Equity                              0.75% of average daily net assets
     Core Fixed                               0.375% of average daily net assets

   CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the year ended August 31, 2000 advisory fees and waivers for each of the three investment Funds were as follows:

                               GROSS                                  NET
                             ADVISORY                               ADVISORY
     FUND                       FEE               WAIVER              FEE
     --------------         ------------        ------------      ------------
     International          $ 4,796,915          $     --          $4,796,915
     Core Equity                530,149           (98,187)            431,962
     Core Fixed               1,398,102          (431,351)            966,751

   State Street Bank and Trust Company ("State Street"), serves as each Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

   Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC., served as co-administrator of each Fund until November 1, 1999. On November 1, 1999 Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For administration services, each Fund paid CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

   CFSI, at its discretion, voluntarily waived a portion of its co-administration fees for Core Equity and Core Fixed. For the period September 1, 1999 to October 31, 1999, co-administration fees earned and waived by CFSI on the Common shares were as follows:


                               GROSS                                  NET
                            ADMISTRATION                          ADMISTRATION
     FUND                       FEE                WAIVER             FEE
     --------------         ------------        ------------      ------------
     International              $764               $   --              $764
     Core Equity                  11                   (9)                2
     Core Fixed                   10                   (8)                2

   CSAMSI, at its discretion, voluntarily waived a portion of its co-administrative fee for Core Equity and Core Fixed. For the period November 1, 1999 to January 10, 2000, co-administrative service fees earned and waived by CSAMSI on the Common shares were as follows:



                               GROSS                                  NET
                           CO-ADMISTRATION                      CO- ADMISTRATION
     FUND                       FEE                WAIVER             FEE
     --------------        ---------------      ------------    ----------------
    International               $853               $  --              $853
     Core Equity                  15                 (12)                3
     Core Fixed                   10                  (8)                2

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

   For administration services, PFPC received a fee, for the period September 1, 1999 to July 31, 2000, calculated at an annual rate of .125% on each Fund's average daily net assets (except Core Fixed), subject to a minimum annual fee and exclusive of out-of-pocket expenses. For Core Fixed, PFPC received a fee calculated at an annual rate of .09% of the Fund's first $200 million in average daily net assets, .065% for the next $100 million of average daily net assets and .05% for over $300 million in average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses. As of August 1, 2000, PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                                 ANNUAL RATE
     ---------------------                     ---------------------------------
     International                               .11% for the first $500 million
                                                 .09% for next $1 billion
                                                 .07% for over $1.5 billion

     Core Equity                                 .10% for the first $500 million
                                                 .08% for next $1 billion
                                                 .06% for over $1.5 billion

     Core Fixed                                  .07% for the first $150 million
                                                 .06% for next $150 million
                                                 .05% for over $300 million

     For the year ended August 31, 2000, the co-administration fees earned by PFPC were as follows:

                                                         CO- ADMISTRATIVE
     FUND                                                       FEE
     ---------------------                               ----------------
     International                                           $742,845
     Core Equity                                               86,936
     Core Fixed                                               277,178

   In addition to serving as each Funds co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. On August 1, 2000, CSAMSI replaced PDI as distributor to each fund. No compensation was payable by any of the Funds to PDI or CSAMSI for distribution services, but CSAMSI received compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI received a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. For the period ended January 10, 2000, shareholder services fees earned by CSAMSI were as follows:

     FUND                                                DISTRIBUTION FEE
     ---------------------                               ----------------
     International                                            $3,819
     Core Equity                                                  57
     Core Fixed                                                   52


NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                INVESTMENT SECURITIES
                                    --------------------------------------------
                                       PURCHASES                  SALES
                                    ----------------          ----------------
     International                   $  750,875,946            $1,044,236,041
     Core Equity                         67,507,172                84,519,996
     Core Fixed                       2,003,767,625             1,928,884,179

================================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 4. CAPITAL SHARES

                                                               INTERNATIONAL GROWTH FUND
                                 ------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL                                      COMMON
                                 ------------------------------------------------------         ---------------------------
                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE PERIOD ENDED
                                      AUGUST 31, 2000                AUGUST 31, 1999                JANUARY 7, 2000**
                                 ---------------------------    --------------------------      -------------------------
                                   SHARES          VALUE          SHARES          VALUE           SHARES         VALUE
                                 ----------    -------------    ----------    ------------      ----------    -----------
Shares sold                       4,816,796    $ 118,433,387    11,591,187    $257,783,566         164,720    $ 3,922,608
Shares issued in
   reinvestment of
   dividends                      4,107,321       98,493,562     2,671,406      59,839,501          55,595      1,323,700
Shares repurchased              (16,261,136)    (396,495,640)  (12,967,216)   (293,781,727)       (597,695)   (14,418,762)
                                 ----------    -------------    ----------    ------------      ----------    -----------
Net increase/(decrease)          (7,337,019)   $(179,568,691)    1,295,377    $ 23,841,340        (377,380)   $(9,172,454)
                                 ==========    =============    ==========    ============      ==========    ===========



                           INTERNATIONAL GROWTH FUND
                         ----------------------------
                                    COMMON
                         ----------------------------
                              FOR THE YEAR ENDED
                                AUGUST 31, 1999
                          --------------------------
                            SHARES          VALUE
                          ----------     -----------
Shares sold                3,185,532     $71,124,892
Shares issued in
   reinvestment of
   dividends                 127,644       2,838,791
Shares repurchased        (3,007,619)    (66,621,836)
                          ----------     -----------
Net increase/(decrease)      305,557     $ 7,341,847
                          ==========     ===========




                                                                 U.S. CORE EQUITY FUND
                                 ----------------------------------------------------------------------------------------
                                                      INSTITUTIONAL                                      COMMON
                                 ------------------------------------------------------         -------------------------
                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE PERIOD ENDED
                                      AUGUST 31, 2000                AUGUST 31, 1999                JANUARY 7, 2000**
                                 ---------------------------    --------------------------      -------------------------
                                   SHARES          VALUE          SHARES          VALUE           SHARES         VALUE
                                 ----------    -------------    ----------    ------------      ----------    -----------

Shares sold                        626,979      $12,171,794       251,693      $ 5,039,021          615        $  11,900
Shares issued in
   reinvestment of
   dividends                       554,388       10,045,510     1,230,678       22,619,857        1,202           21,723
Shares repurchased              (1,440,669)     (28,835,336)     (827,554)     (18,062,739)      (8,663)        (166,578)
                                 ---------      -----------    ----------      -----------       ------        ---------
Net increase/(decrease)           (259,302)     $(6,618,032)      654,817      $ 9,596,139       (6,846)       $(132,955)
                                 =========      ===========    ==========      ===========       ======        =========




                                      U.S. CORE EQUITY FUND
                                  --------------------------------
                                              COMMON
                                  --------------------------------
                                  FOR THE PERIOD OCTOBER 30, 1998*
                                      THROUGH AUGUST 31, 1999
                                  --------------------------------
                                    SHARES                VALUE
                                  ----------           -----------

Shares sold                          9,123              $193,824
Shares issued in
   reinvestment of
   dividends                           156                 2,861
Shares repurchased                  (2,433)              (63,918)
                                    ------              --------
Net increase/(decrease)              6,846              $132,767
                                    ======              ========




                                                              U.S. CORE FIXED INCOME FUND
                                 ----------------------------------------------------------------------------------------
                                                      INSTITUTIONAL                                      COMMON
                                 ------------------------------------------------------         -------------------------
                                     FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE PERIOD ENDED
                                      AUGUST 31, 2000                AUGUST 31, 1999                JANUARY 7, 2000**
                                 ---------------------------    --------------------------      -------------------------
                                   SHARES          VALUE          SHARES          VALUE           SHARES         VALUE
                                 ----------    -------------    ----------    ------------      ----------    -----------
Shares sold                      13,220,257    $ 195,738,892    16,356,857    $252,861,810          20,559    $   307,007
Shares issued in
   reinvestment of
   dividends                      1,561,312       23,067,990     1,697,821      26,132,715             249          3,694
Shares repurchased               (8,706,563)    (129,498,578)  (19,716,018)   (305,132,292)        (27,742)      (413,121)
                                 ----------    -------------    ----------    ------------      ----------    -----------
Net increase/(decrease)           6,075,006    $  89,308,304    (1,661,340)   $(26,137,767)         (6,934)   $  (102,420)
                                 ==========    =============    ==========    ============      ==========    ===========




                                      U.S. CORE FIXED INCOME FUND
                                   --------------------------------
                                               COMMON
                                   --------------------------------
                                   FOR THE PERIOD OCTOBER 30, 1998*
                                       THROUGH AUGUST 31, 1999
                                   --------------------------------
                                     SHARES                VALUE
                                   ----------           -----------


Shares sold                            10,093           $   155,782
Shares issued in
   reinvestment of
   dividends                              135                 2,031
Shares repurchased                     (3,294)              (49,547)
                                   ----------           -----------
Net increase/(decrease)                 6,934           $   108,266
                                   ==========           ===========




*  Inception Date.
** Ceased operations.

     On August 31, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                  NUMBER OF             APPROXIMATE PERCENTAGE
                                SHAREHOLDERS             OF OUTSTANDING SHARES
                               --------------            ----------------------
     International                   6                           47.87%
     Core Equity                     4                           83.76
     Core Fixed                      4                           48.41

===============================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 5. RESTRICTED SECURITIES

   One of International's investments is restricted as to resale and is valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of August 31, 2000, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                                    NUMBER OF     ACQUISITION     08/31/00    PERCENTAGE OF     SECURITY       VALUE PER
                                     SHARES          DATE        FAIR VALUE    NET ASSETS         COST           UNIT
                                    ----------   ------------    ----------    ------------    ------------     --------
     Geotek Communications, Inc.       600       05/26/95           0.00           0.0%         $6,000,000       0.000
                                                                  ------                        ----------
                                                                    0.00                        $6,000,000
                                                                  ======                        ==========

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

   The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk and enhance total return. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities denominated in foreign currencies that it already owns. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either transactions or portfolio positions.

   Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund's policy is to include this portion of realized and unrealized gains and losses on investments that result from foreign currency changes with other foreign currency gains and losses on the Statement of Operations.

   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of each Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparty to the contract is unable to meet the terms of their contract. During the year ended August 31, 2000, Core Fixed entered into forward foreign currency contracts. There were no open forward foreign currency contracts at August 31, 2000.


NOTE 7. LINE OF CREDIT

   The Funds, together with other funds advised by CSAM, have established a $350 million committed and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various funds. In addition the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. During the year ending August 31, 2000, the following fund had borrowings under the line of credit agreement.


                                 AVERAGE DAILY         AVERAGE           MAXIMUM DAILY        LOAN OUTSTANDING
              PORTFOLIO          LOAN BALANCE      INTEREST RATE %     LOAN OUTSTANDING           08/31/00
              ---------          -------------     ----------------    ----------------       ----------------
            International          $168,910             6.95%             $11,735,000               $0

NOTE 8. CAPITAL LOSS CARRYOVER

   At August 31, 2000, capital loss carryovers were available to offset future realized gains as follows: $4,605,698 in Core Fixed which expires in 2008. In addition, Core Fixed had deferred post October losses of $5,182,316.

===============================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors and Shareholders of Credit Suisse Institutional International Growth Fund, Inc.;
Credit Suisse Institutional U.S. Core Equity Fund, Inc.;
Credit Suisse Institutional U.S. Core Fixed Income Fund, Inc.;

In our opinion, the accompanying statements of assets and liabilities including the schedules of investments of Credit Suisse Institutional International Growth Fund, Inc., Credit Suisse Institutional U.S. Core Equity Fund, Inc., and Credit Suisse Institutional U.S. Core Fixed Income Fund, Inc. (all funds collectively referred to as the "Funds") as of August 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Funds at August 31, 2000, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and their financial highlights for each of the years
(or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
October 13, 2000

===============================================================================

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                             TAX INFORMATION LETTER


     IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF CREDIT SUISSE INSTITITUTIONAL GROWTH (UNAUDITED)

         During the fiscal year ended August 31, 2000, the International Growth Fund distributed $2,645,896 of foreign source income on which the Fund paid foreign taxes of $920,102. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code 1986, as amended the "Code", and the Treasury Regulations thereunder.

     IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

         Corporate  shareholders  should  note that for the  fiscal  year  ended
August 31, 2000, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualifies for the intercorporate dividends received deductions is as follows:

                                                                  PERCENTAGE
                                                                 ------------
     Credit Suisse Institutional U.S. Core Equity Fund              18.03%

     IMPORTANT TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

     During the year ended August 31, 2000, the Funds declared the following dividends from realized capital gains:





                                                                     SHORT-TERM                 LONG-TERM
                                                                    CAPITAL GAIN              CAPITAL GAIN
                                                                      PER SHARE                 PER SHARE
                                                                 --------------------       --------------------
     Credit Suisse Institutional International Growth Fund            $1.8151                    $2.1863
     Credit Suisse Institutional U.S. Core Equity Fund                 1.4124                     1.5700
     Credit Suisse Institutional U.S. Core Fixed Income Fund           0.0069                     0.0100


                      P.O. Box 8500, Boston, MA 02266-8500
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        CSIUS-2-0800